Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2013	Aug. 15, 2013	Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	APPLIED INDUSTRIAL TECHNOLOGIES INC
Entity Central Index Key	0000109563
Current Fiscal Year End Date	--06-30
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding (actual number)		42,207,810
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,453,338,000

Statements of Consolidated Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Net Sales	$ 2,462,171	$ 2,375,445	$ 2,212,849
Cost of Sales	1,779,209	1,720,973	1,599,739
Gross Profit	682,962	654,472	613,110
Selling, Distribution and Administrative, including depreciation	506,563	486,077	462,347
Operating Income	176,399	168,395	150,763
Interest Expense	621	457	2,081
Interest Income	(456)	(466)	(413)
Other Expense (Income), net	(1,431)	1,578	(3,793)
Income Before Income Taxes	177,665	166,826	152,888
Income Tax Expense	59,516	58,047	56,129
Net Income	$ 118,149	$ 108,779	$ 96,759
Net Income Per Share — Basic	$ 2.81	$ 2.58	$ 2.28
Net Income Per Share — Diluted	$ 2.78	$ 2.54	$ 2.24

Statements of Consolidated Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net income per the statements of consolidated income	$ 118,149	$ 108,779	$ 96,759
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(1,358)	(14,471)	10,011
Postemployment benefits:
Actuarial gain (loss) on remeasurement	3,153	(5,028)	(930)
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs	872	1,123	2,214
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to plan curtailment	0	8,860	0
Reclassification of prior service cost into SD&A expense upon plan curtailment	0	3,117	0
Unrealized gain (loss) on investment securities available for sale	10	(220)	(84)
Unrealized loss on cash flow hedges	0	0	(266)
Reclassification of interest from cash flow hedge into interest expense	0	0	316
Total of other comprehensive income (loss), before tax	2,677	(6,619)	11,261
Income tax expense related to items of other comprehensive income	1,529	3,009	154
Other comprehensive income (loss), net of tax	1,148	(9,628)	11,107
Comprehensive income, net of tax	$ 119,297	$ 99,151	$ 107,866

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Current assets
Cash and cash equivalents	$ 73,164	$ 78,442
Accounts receivable, less allowances of $7,737 and $8,332	329,880	307,043
Inventories	281,417	228,506
Other current assets	52,819	51,771
Total current assets	737,280	665,762
Property — at cost
Land	10,125	10,245
Buildings	75,463	74,477
Equipment, including computers and software	155,161	147,004
Total Property — at cost	240,749	231,726
Less accumulated depreciation	157,506	148,623
Property — net	83,243	83,103
Intangibles, net	91,267	84,840
Goodwill	106,849	83,080
Deferred tax assets	21,026	26,424
Other assets	19,041	18,974
Total Assets	1,058,706	962,183
Current liabilities
Accounts payable	136,575	120,890
Compensation and related benefits	63,899	63,149
Other current liabilities	45,426	46,130
Total current liabilities	245,900	230,169
Postemployment benefits	30,919	39,750
Other liabilities	22,272	20,133
Total Liabilities	299,091	290,052
Shareholders’ Equity
Preferred stock — no par value; 2,500 shares authorized; none issued or outstanding	0	0
Common stock — no par value; 80,000 shares authorized; 54,213 shares issued	10,000	10,000
Additional paid-in capital	153,893	150,070
Income retained for use in the business	824,362	743,360
Treasury shares — at cost (12,044 and 12,246 shares)	(225,219)	(226,730)
Accumulated other comprehensive income (loss)	(3,421)	(4,569)
Total Shareholders’ Equity	759,615	672,131
Total Liabilities and Shareholders’ Equity	$ 1,058,706	$ 962,183

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Current assets
Accounts receivable, allowances	$ 7,737	$ 8,332
Shareholders’ Equity
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	2,500,000	2,500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	54,213,000	54,213,000
Treasury stock, shares	12,044,000	12,246,000

Statements of Consolidated Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities
Net income	$ 118,149	$ 108,779	$ 96,759
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property	12,501	11,236	11,234
Amortization of intangibles	13,233	11,465	11,382
Amortization of stock appreciation rights and options	2,317	2,058	2,473
Deferred income taxes	10,179	8,641	4,784
Provision for losses on accounts receivable	2,267	3,915	2,029
Unrealized foreign exchange transaction (gains) losses	(1,410)	1,298	0
Other share-based compensation expense	3,444	4,308	3,158
Shares issued for deferred compensation plans	241	284	221
Gain on sale of property	(321)	(627)	(765)
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(15,721)	(22,748)	(36,271)
Inventories	(26,745)	(28,511)	(21,197)
Other operating assets	(7,857)	(14,735)	(11,185)
Accounts payable	12,206	14,157	12,926
Other operating liabilities	(11,086)	(9,098)	1,294
Net Cash provided by Operating Activities	111,397	90,422	76,842
Cash Flows from Investing Activities
Property purchases	(12,214)	(26,021)	(20,431)
Proceeds from property sales	979	1,258	1,326
Net cash paid for acquisition of businesses, net of cash acquired of $0, $38 and $168 in 2013, 2012 and 2011, respectively	(67,590)	(14,671)	(30,504)
Other	0	0	1,722
Net Cash (used in) Investing Activities	(78,825)	(39,434)	(47,887)
Cash Flows from Financing Activities
Repayments under revolving credit facility	0	0	(50,000)
Long-term debt repayment	0	0	(25,000)
Settlements of cross-currency swap agreements	0	0	(12,752)
Purchases of treasury shares	(53)	(31,032)	(6,085)
Dividends paid	(37,194)	(33,800)	(29,751)
Excess tax benefits from share-based compensation	2,566	3,695	6,404
Acquisition holdback payments	(3,843)	0	0
Exercise of stock appreciation rights and options	499	321	661
Net Cash (used in) Financing Activities	(38,025)	(60,816)	(116,523)
Effect of Exchange Rate Changes on Cash	175	(2,822)	2,883
(Decrease) in cash and cash equivalents	(5,278)	(12,650)	(84,685)
Cash and cash equivalents at beginning of year	78,442	91,092	175,777
Cash and Cash Equivalents at End of Year	73,164	78,442	91,092
Cash paid during the year for:
Income taxes	51,816	53,463	47,251
Interest	$ 501	$ 672	$ 2,248

Statements of Consolidated Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Investing Activities
Cash acquired from businesses acquisition	$ 0	$ 38	$ 168

Statements of Consolidated Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Income Retained for Use in the Business	Treasury Shares-at Cost	Accumulated Other Comprehensive (Loss) Income
Beginning balance at Jun. 30, 2010	$ 555,039	$ 10,000	$ 143,185	$ 601,370	$ (193,468)	$ (6,048)
Beginning balance, shares at Jun. 30, 2010		42,376
Net income	96,759			96,759
Other comprehensive income	11,107					11,107
Cash dividends - $0.70, $0.80 and $0.88 per share for 2011, 2012 and 2013 respectively	(29,751)			(29,751)
Purchases of common stock for treasury	(6,085)				(6,085)
Purchases of common stock for treasury, shares		(190)
Treasury shares issued for:
Exercise of stock appreciation rights and options, shares		379
Exercise of stock appreciation rights and options	597		(109)		706
Deferred compensation plans, shares		6
Deferred compensation plans	221		102		119
Compensation expense -- stock appreciation rights and options	2,473		2,473
Other share-based compensation expense	3,158		3,158
Other, shares		31
Other	45		(502)	43	504
Ending balance at Jun. 30, 2011	633,563	10,000	148,307	668,421	(198,224)	5,059
Ending balance, shares at Jun. 30, 2011		42,602
Net income	108,779			108,779
Other comprehensive income	(9,628)					(9,628)
Cash dividends - $0.70, $0.80 and $0.88 per share for 2011, 2012 and 2013 respectively	(33,800)			(33,800)
Purchases of common stock for treasury	(31,032)				(31,032)
Purchases of common stock for treasury, shares		(997)
Treasury shares issued for:
Exercise of stock appreciation rights and options, shares		250
Exercise of stock appreciation rights and options	(405)		(1,853)		1,448
Performance share awards, shares		91
Performance share awards	(1,950)		(2,664)		714
Deferred compensation plans, shares		9
Deferred compensation plans	284		128		156
Compensation expense -- stock appreciation rights and options	2,058		2,058
Other share-based compensation expense	4,308		4,308
Other, shares		12
Other	(46)		(214)	(40)	208
Ending balance at Jun. 30, 2012	672,131	10,000	150,070	743,360	(226,730)	(4,569)
Ending balance, shares at Jun. 30, 2012		41,967
Net income	118,149			118,149
Other comprehensive income	1,148					1,148
Cash dividends - $0.70, $0.80 and $0.88 per share for 2011, 2012 and 2013 respectively	(37,194)			(37,194)
Purchases of common stock for treasury	(53)				(53)
Purchases of common stock for treasury, shares		(1)
Treasury shares issued for:
Exercise of stock appreciation rights and options, shares		129
Exercise of stock appreciation rights and options	911		(175)		1,086
Restricted stock units, shares		53
Restricted stock units	(1,601)		(1,675)		74
Deferred compensation plans, shares		5
Deferred compensation plans	241		131		110
Compensation expense -- stock appreciation rights and options	2,317		2,317
Other share-based compensation expense	3,444		3,444
Other, shares		16
Other	122		(219)	47	294
Ending balance at Jun. 30, 2013	$ 759,615	$ 10,000	$ 153,893	$ 824,362	$ (225,219)	$ (3,421)
Ending balance, shares at Jun. 30, 2013		42,169

Statements of Consolidated Shareholders' Equity Statements of Consolidated Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Cash dividends (usd per share)	$ 0.88	$ 0.8	$ 0.7

Business and Accounting Policies	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies
BUSINESS AND ACCOUNTING POLICIES
Business
Applied Industrial Technologies, Inc. and subsidiaries (the “Company” or “Applied”) is a leading industrial distributor serving Maintenance Repair & Operations (MRO) and Original Equipment Manufacturer (OEM) customers in virtually every industry. In addition, Applied provides engineering, design and systems integration for industrial and fluid power applications, as well as customized mechanical, fabricated rubber and fluid power shop services. Applied also offers maintenance training and inventory management solutions that provide added value to its customers. Although the Company does not generally manufacture the products it sells, it does assemble and repair certain products and systems.
Consolidation
The consolidated financial statements include the accounts of Applied Industrial Technologies, Inc. and its subsidiaries. Intercompany transactions and balances have been eliminated in consolidation. The financial results of the Company’s Canadian and Mexican subsidiaries are included in the consolidated financial statements for the twelve months ended May 31.
Foreign Currency
The financial statements of the Company’s Canadian, Mexican, Australian and New Zealand subsidiaries are measured using local currencies as their functional currencies. Assets and liabilities are translated into U.S. dollars at current exchange rates, while income and expenses are translated at average exchange rates. Translation gains and losses are reported in other comprehensive income (loss) in the statements of consolidated comprehensive income. Gains and losses resulting from transactions denominated in foreign currencies are included in the statements of consolidated income as a component of other expense (income), net.
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the period. Actual results may differ from the estimates and assumptions used in preparing the consolidated financial statements.
Cash and Cash Equivalents
The Company considers all short-term, highly liquid investments with maturities of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents are carried at cost, which approximates fair value.
Marketable Securities
The primary marketable security investments of the Company include money market and mutual funds held in a rabbi trust for a non-qualified deferred compensation plan. These are included in other assets in the consolidated balance sheets, are classified as trading securities, and reported at fair value based on quoted market prices. Changes in the fair value of the investments during the period are recorded in other expense (income), net in the statements of consolidated income.
Concentration of Credit Risk
The Company has a broad customer base representing many diverse industries primarily across North America, Australia and New Zealand. As such, the Company does not believe that a significant concentration of credit risk exists in its accounts receivable. The Company’s cash and cash equivalents consist of deposits with commercial banks and regulated non-bank subsidiaries. While Applied monitors the creditworthiness of these institutions, a crisis in the financial systems could limit access to funds and/or result in the loss of principal. The terms of these deposits and investments provide that all monies are available to the Company upon demand.
Allowances for Doubtful Accounts
The Company evaluates the collectibility of trade accounts receivable based on a combination of factors. Initially, the Company estimates an allowance for doubtful accounts as a percentage of net sales based on historical bad debt experience. This initial estimate is adjusted based on recent trends of customers and industries estimated to be greater credit risks, trends within the entire customer pool and changes in the overall aging of accounts receivable. Accounts are written off against the allowance when it becomes evident collection will not occur. While the Company has a large customer base that is geographically dispersed, a general economic downturn in any of the industry segments in which the Company operates could result in higher than expected defaults, and therefore, the need to revise estimates for bad debts.

Inventories
Inventories are valued at the lower of cost or market, using the last-in, first-out (LIFO) method for U.S. inventories and the average cost method for foreign inventories. The Company adopted the link chain dollar value LIFO method of accounting for U.S. inventories in fiscal 1974. At June 30, 2013, approximately 31% of the Company’s domestic inventory dollars relate to LIFO layers added in the 1970s. The Company maintains five LIFO pools based on the following product groupings: bearings, power transmission products, rubber products, fluid power products and other products. LIFO layers and/or liquidations are determined consistently year-to-year.
The Company evaluates the recoverability of its slow moving or obsolete inventories at least quarterly. The Company estimates the recoverable cost of such inventory by product type while considering factors such as its age, historic and current demand trends, the physical condition of the inventory as well as assumptions regarding future demand. The Company’s ability to recover its cost for slow moving or obsolete inventory can be affected by such factors as general market conditions, future customer demand and relationships with suppliers. Historically, the Company’s inventories have demonstrated long shelf lives, are not highly susceptible to obsolescence and can be eligible for return under various supplier return programs.
Supplier Purchasing Programs
The Company enters into agreements with certain suppliers providing inventory purchase incentives. The Company’s inventory purchase incentive arrangements are unique to each supplier and are generally annual programs ending at either the Company’s fiscal year end or the supplier’s year end; however, program length and ending dates can vary. Incentives are received in the form of cash or credits against purchases upon attainment of specified purchase volumes and are received either monthly, quarterly or annually. The incentives are generally a specified percentage of the Company’s net purchases based upon achieving specific purchasing volume levels. These percentages can increase or decrease based on changes in the volume of purchases. The Company accrues for the receipt of these inventory purchase incentives based upon cumulative purchases of inventory. The percentage level utilized is based upon the estimated total volume of purchases expected during the life of the program. Supplier programs are analyzed each quarter to determine the appropriateness of the amount of purchase incentives accrued. Upon program completion, differences between estimates and actual incentives subsequently received have not been material. Benefits under these supplier purchasing programs are recognized under the Company’s LIFO inventory accounting method as a reduction of cost of sales when the inventories representing these purchases are recorded as cost of sales. Accrued incentives expected to be settled as a credit against future purchases are reported on the consolidated balance sheet as an offset to amounts due to the related supplier.
Property and Related Depreciation and Amortization
Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets and is included in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Buildings, building improvements and leasehold improvements are depreciated over ten to thirty years or the life of the lease if a shorter period, and equipment is depreciated over three to ten years. The Company capitalizes internal use software development costs in accordance with guidance on accounting for costs of computer software developed or obtained for internal use. Amortization of software begins when it is ready for its intended use, and is amortized on a straight-line basis over the estimated useful life of the software, generally not to exceed twelve years. Capitalized software and hardware costs are classified as property on the consolidated balance sheets. The carrying values of property and equipment are reviewed for impairment when events or changes in circumstances indicate that the recorded value cannot be recovered from undiscounted future cash flows. Impairment losses, if any, would be measured based upon the difference between the carrying amount and the fair value of the assets.
Goodwill and Intangible Assets
Goodwill is recognized as the excess cost of an acquired entity over the net amount assigned to assets acquired and liabilities assumed. Goodwill is not amortized. Goodwill is reviewed for impairment annually as of January 1 or whenever changes in conditions indicate an evaluation should be completed. These conditions could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. The Company utilizes discounted cash flow models and market multiples for comparable businesses to determine the fair value of reporting units. Evaluating impairment requires significant judgment by management, including estimated future operating results, estimated future cash flows, the long-term rate of growth of the business, and determination of an appropriate discount rate. While the Company uses available information to prepare the estimates and evaluations, actual results could differ significantly.
The Company recognizes acquired intangible assets such as customer relationships, trade names, vendor relationships, and non-competition agreements apart from goodwill. Customer relationship intangibles are amortized using the sum-of-the-years-digits method over estimated useful lives consistent with assumptions used in the determination of their value. Amortization of all other finite-lived intangible assets is computed using the straight-line method over the estimated period of benefit. Amortization of intangible assets is included in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Intangible assets with finite lives are reviewed for impairment when changes in conditions indicate carrying value may not be recoverable. Intangible assets with indefinite lives are reviewed for impairment on an annual basis or whenever changes in conditions indicate an evaluation should be completed.
Self-Insurance Liabilities
The Company maintains business insurance programs with significant self-insured retention covering workers’ compensation, business, automobile, general product liability and other claims. The Company accrues estimated losses including those incurred but not reported using actuarial calculations, models and assumptions based on historical loss experience. The Company maintains a self-insured health benefits plan, which provides medical benefits to U.S. based employees electing coverage under the plan. The Company estimates its reserve for all unpaid medical claims including those incurred but not reported based on historical experience, adjusted as necessary based upon management’s reasoned judgment.
Revenue Recognition
Sales are recognized when the sales price is fixed, collectibility is reasonably assured and the product’s title and risk of loss is transferred to the customer. Typically, these conditions are met when the product is shipped to the customer. The Company charges shipping and handling fees when products are shipped or delivered to a customer, and includes such amounts in net sales. The Company reports its sales net of actual sales returns and the amount of reserves established for anticipated sales returns based on historical rates. Sales tax collected from customers is excluded from net sales in the accompanying statements of consolidated income.
Shipping and Handling Costs
The Company records freight payments to third parties in cost of sales and internal delivery costs in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Internal delivery costs in selling, distribution and administrative expenses were approximately $15,650, $15,500 and $15,400 for the fiscal years ended June 30, 2013, 2012 and 2011, respectively.
Income Taxes
Income taxes are determined based upon income and expenses recorded for financial reporting purposes. Deferred income taxes are recorded for estimated future tax effects of differences between the bases of assets and liabilities for financial reporting and income tax purposes, giving consideration to enacted tax laws. Uncertain tax positions meeting a more-likely-than-not recognition threshold are recognized in accordance with the Income Taxes topic of the ASC (Accounting Standards Codification). The Company recognizes accrued interest and penalties related to unrecognized income tax benefits in the provision for income taxes.
Share-Based Compensation
Share-based compensation represents the cost related to share-based awards granted to associates under either the 2011 Plan or the 2007 Plan. The Company measures share-based compensation cost at grant date, based on the estimated fair value of the award and recognizes the cost over the requisite service period. Non-qualified stock appreciation rights (SARs) and stock options are granted with an exercise price equal to the closing market price of the Company’s common stock at the date of grant and the fair values are determined using a Black-Scholes option pricing model, which incorporates assumptions regarding the expected volatility, the expected option life, the risk-free interest rate and the expected dividend yield. SARs and stock option awards generally vest over four years of continuous service and have ten-year contractual terms. The fair value of restricted stock awards, restricted stock units (RSUs), and performance shares are based on the closing market price of Company common stock on the grant date.
Treasury Shares
Shares of common stock repurchased by the Company are recorded at cost as treasury shares and result in a reduction of shareholders’ equity in the consolidated balance sheets. The Company uses the weighted-average cost method for determining the cost of shares reissued. The difference between the cost of the shares and the reissuance price is added to or deducted from additional paid-in capital.
Reclassifications
Certain reclassifications have been made to the prior year financial statements to conform to the 2013 presentation.
New Accounting Pronouncement
In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (ASC Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU No. 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income by the respective line items of net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The update is effective for financial statement periods beginning after December 15, 2012 with early adoption permitted. The Company has chosen to early adopt this standard and has updated its 2013 annual report to conform to the requirements of ASU No. 2013-02.

Business Combinations	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS
The Company acquired the following distributors and fluid power businesses to complement and extend its business over a broader geographic area. The results of operations for these acquisitions are not material for any year presented. Results of operations of acquired businesses are included in the accompanying consolidated financial statements from their respective acquisition dates.
Fiscal 2013 Acquisitions
In December 2012, the Company acquired substantially all of the net assets of Norma Bearings, Inc., a distributor of bearings and power transmission products, located in Laval, Quebec. The acquired business is included in the Service Center Based Distribution segment. In December 2012, the Company acquired substantially all of the net assets of Parts Associates, Inc., a distributor of maintenance supplies and solutions, headquartered in Cleveland, Ohio. The acquired business is included in the Service Center Based Distribution segment. In November 2012, the Company acquired substantially all of the net assets of Hyquip, Inc., a Wisconsin distributor of a broad line of hydraulic, rubber and plastic industrial hose and tubing, plus related accessories. The acquired business is included in the Fluid Power Businesses segment. In September 2012, the Company acquired 100% of the outstanding stock of Bearings & Oil Seals Specialists Inc., a distributor of gaskets, seals, bearing and power transmission products, located in Hamilton, Ontario. The acquired business is included in the Service Center Based Distribution segment. In August 2012, the Company acquired 100% of the outstanding stock of SKF Group's company-owned distribution business in Australia and New Zealand ("Applied Australia"). As one of the largest bearing suppliers in these markets, Applied Australia also distributes seals, lubrication products, and power transmission products. The acquired business is included in the Service Center Based Distribution segment.
The following table summarizes the fair values of assets acquired and liabilities assumed for fiscal 2013:

2013
Accounts receivable	$7,514
Inventories	23,723
Other current assets	217
Property	1,090
Intangibles	19,814
Goodwill	24,324
Total assets acquired	76,682
Accounts payable	1,867
Other current liabilities	6,192
Net assets acquired	68,623

Purchase price	$68,623
The purchase price includes $1,015 which has been deferred, and will be paid as acquisition holdback payments in future periods. Additional 2013 pro-forma information has not been included since it is not material.
Fiscal 2012 Acquisitions
In February 2012, the Company acquired Solutions Industrielles Chicoutimi, which provides bearings, power transmission products and repair services, and Spécialités Industrielles Harvey, which distributes bearings and power transmission products, plus hydraulic, pneumatic and electrical components.
In August 2011, the Company acquired Chaines-Plus, a distributor of bearings, power transmission and related products. These distributors are all located in Quebec, Canada. The acquired businesses are included in the Service Center Based Distribution segment. The overall purchase price for these acquisitions was $18,493, tangible assets acquired was $1,549 and intangibles, including goodwill was $16,944. The purchase price includes $3,738 which was deferred, and will be paid as acquisition holdback payments in subsequent periods.
Fiscal 2011 Acquisitions
In May 2011, the Company acquired Gulf Coast Bearing & Supply Co., a full line bearing and power transmission distributor, located in the U.S. In July 2010, the Company acquired UZ Engineered Products, a distributor of industrial supply products for maintenance, repair and operational needs, in government and commercial sectors, throughout the U.S. and Canada. In August 2010, the Company acquired SCS Supply Group, a distributor of bearings, power transmission components, electrical components, fluid power products and industrial supplies located in Ontario, Canada. The acquired businesses are included in the Service Center Based Distribution segment. The overall purchase price for these acquisitions was $35,072, tangible assets acquired was $8,417 and intangibles, including goodwill was $26,655. The purchase price includes $2,792 which was deferred, and will be paid as acquisition holdback payments in subsequent periods.

Inventories	12 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES
Inventories consist of the following:

June 30,	2013	2012
U.S. inventories at current cost	$323,642	$302,465
Foreign inventories at average cost	103,483	70,797
	427,125	373,262
Less: Excess of current cost over LIFO cost for U.S. inventories	145,708	144,756
Inventories on consolidated balance sheets	$281,417	$228,506

In fiscal 2013, 2012 and 2011, reductions in U.S. inventories, primarily in the bearings pool, resulted in liquidation of LIFO inventory quantities carried at lower costs prevailing in prior years. The overall impact of LIFO layer liquidations increased gross profit by $6,300, $3,400 and $12,300 in fiscal 2013, 2012 and 2011, respectively.

Goodwill and Intangibles	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLES
GOODWILL AND INTANGIBLES
The changes in the carrying amount of goodwill for both the Service Center Based Distribution Segment and the Fluid Power Businesses segment for the years ended June 30, 2013 and 2012 are as follows:

	Service Center Based Distribution	Fluid Power Businesses	Total
Balance at July 1, 2011	$76,981		$76,981
Goodwill acquired during the year	8,403		8,403
Other, primarily currency translation	(2,304)		(2,304)
Balance at June 30, 2012	83,080		83,080
Goodwill acquired during the year	23,395	$929	24,324
Other, primarily currency translation	(555)	—	(555)
Balance at June 30, 2013	$105,920	$929	$106,849

At June 30, 2013, accumulated goodwill impairment losses subsequent to fiscal year 2002 totaled $36,605 and relate entirely to the Fluid Power Businesses segment.
The Company's intangible assets resulting from business combinations are amortized over their estimated period of benefit and consist of the following:

June 30, 2013	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$100,854	$38,844	$62,010
Trade names	26,690	8,643	18,047
Vendor relationships	15,433	5,443	9,990
Non-competition agreements	4,743	3,523	1,220
Total Intangibles	$147,720	$56,453	$91,267

June 30, 2012	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$84,249	$29,905	$54,344
Trade names	25,677	7,428	18,249
Vendor relationships	13,605	4,500	9,105
Non-competition agreements	4,740	2,888	1,852
Total Finite-Lived Intangibles	128,271	44,721	83,550
Indefinite-Lived Trade Name	1,290		1,290
Total Intangibles	$129,561	$44,721	$84,840

Amounts include the impact of foreign currency translation. Fully amortized amounts are written off. During fiscal year 2013 the Company re-categorized its previously indefinite-lived trade name to finite-lived trade names and as a result began amortizing it.

During 2013, the Company acquired intangible assets with a preliminary acquisition cost allocation and weighted-average life as follows:

	Acquisition Cost Allocation	Weighted-Average Life
Customer relationships	$16,755	18 years
Trade names	651	5 years
Vendor relationships	2,138	10 years
Non-competition agreements	270	4.5 years
Total Intangibles Acquired	$19,814	16 years

Amortization of intangibles totaled $13,233, $11,465 and $11,382 in fiscal 2013, 2012 and 2011, respectively, and is included in selling, distribution and administrative expenses in the statements of consolidated income. Amortization expense based on the Company’s intangible assets as of June 30, 2013 is estimated to be $12,200 for 2014, $11,200 for 2015, $10,100 for 2016, $9,500 for 2017 and $8,400 for 2018.

Debt	12 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
DEBT
DEBT
The Company had no outstanding borrowings as of June 30, 2013 or June 30, 2012.
The Company has a revolving credit facility with a group of banks expiring in May 2017. This agreement provides for unsecured borrowings of up to $150,000. Fees on this facility range from 0.09% to 0.175% per year based upon the Company's leverage ratio at each quarter end. Borrowings under this agreement carry variable interest rates tied to either LIBOR, prime, or the bank’s cost of funds at the Company’s discretion. Unused lines under this facility, net of outstanding letters of credit of $8,696 to secure certain insurance obligations, totaled $141,304 at June 30, 2013 and are available to fund future acquisitions or other capital and operating requirements.
The Company has an agreement with Prudential Insurance Company for an uncommitted shelf facility that enables the Company to borrow up to $125,000 in additional long-term financing with terms of up to fifteen years. The agreement expires in February 2016. There were no borrowings under this agreement at June 30, 2013 or June 30, 2012.
The revolving credit facility and uncommitted shelf facility contain restrictive covenants regarding liquidity, net worth, financial ratios, and other covenants. At June 30, 2013, the most restrictive of these covenants required that the Company have consolidated income before interest, taxes, depreciation and amortization at least equal to 300% of net interest expense. At June 30, 2013, the Company was in compliance with all covenants.

Fair Value Measurements	12 Months Ended
Jun. 30, 2013
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
Marketable securities measured at fair value at June 30, 2013 and June 30, 2012 totaled $10,483 and $10,322, respectively. These marketable securities are held in a rabbi trust for a non-qualified deferred compensation plan. The marketable securities are included in other assets on the consolidated balance sheets and their fair values were valued using quoted market prices (Level 1 in the fair value hierarchy).

Income Taxes	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
Income Before Income Taxes
The components of income before income taxes are as follows:

Year Ended June 30,	2013	2012	2011
U.S.	$153,546	$137,667	$127,567
Foreign	24,119	29,159	25,321
Total income before income taxes	$177,665	$166,826	$152,888

Provision
The provision (benefit) for income taxes consists of:

Year Ended June 30,	2013	2012	2011
Current:
Federal	$38,859	$36,178	$36,799
State and local	5,736	5,522	6,208
Foreign	4,742	7,706	8,338
Total current	49,337	49,406	51,345
Deferred:
Federal	10,277	8,577	5,648
State and local	346	503	169
Foreign	(444)	(439)	(1,033)
Total deferred	10,179	8,641	4,784
Total	$59,516	$58,047	$56,129

The exercise of non-qualified stock appreciation rights and options during fiscal 2013, 2012 and 2011 resulted in $1,675, $2,725 and $6,003, respectively, of income tax benefits to the Company derived from the difference between the market price at the date of exercise and the option price. Vesting of stock awards and other stock compensation in fiscal 2013, 2012 and 2011 resulted in $890, $970 and $401, respectively, of incremental income tax benefits over the amounts previously reported for financial reporting purposes. These tax benefits were recorded in additional paid-in capital.
Effective Tax Rates
The following reconciles the U.S. federal statutory income tax rate and the Company’s effective income tax rate:

Year Ended June 30,	2013	2012	2011
Statutory income tax rate	35.0%	35.0%	35.0%
Effects of:
State and local taxes	2.3%	2.5%	2.8%
U.S. tax on foreign income, net	—%	—%	1.8%
Valuation allowance	—%	—%	(0.6)%
Foreign income taxes	(2.3)%	(1.8)%	(1.0)%
Deductible dividend	(0.5)%	(0.5)%	(0.5)%
Other, net	(1.0)%	(0.4)%	(0.8)%
Effective income tax rate	33.5%	34.8%	36.7%

Consolidated Balance Sheets
Significant components of the Company’s net deferred tax assets are as follows:

June 30,	2013	2012
Deferred tax assets:
Compensation liabilities not currently deductible	$33,506	$37,341
Expenses and reserves not currently deductible	6,131	6,151
Goodwill and intangibles	3,781	6,518
Net operating loss carryforwards (expiring in years 2027-2033)	432	444
Foreign tax credits (expiring in years 2018, 2020, 2021)	38	4,092
Other	569	480
Total deferred tax assets	44,457	55,026
Less: Valuation allowance	(11)	(157)
Deferred tax assets, net of valuation allowance	44,446	54,869
Deferred tax liabilities:
Inventories	(9,057)	(6,021)
Unremitted foreign earnings	(2,804)	(2,804)
Depreciation and differences in property bases	(11,460)	(11,602)
Total deferred tax liabilities	(23,321)	(20,427)
Net deferred tax assets	$21,125	$34,442
The net deferred tax asset is classified as follows:
Other current assets	$6,315	$12,189
Deferred tax assets (long-term)	21,026	26,424
Other liabilities	(6,216)	(4,171)
Net deferred tax assets	$21,125	$34,442

Valuation allowances are provided against deferred tax assets where it is considered more-likely-than-not that the Company will not realize the benefit of such assets. The remaining net deferred tax asset is the amount management believes is more-likely-than-not of being realized. The realization of these deferred tax assets can be impacted by changes to tax laws, statutory rates and future income levels.
U.S. federal income taxes are provided on the portion of non-U.S. subsidiaries income that is not considered to be permanently reinvested outside the U.S. and may be remitted to the U.S. At June 30, 2013, undistributed earnings of non-U.S. subsidiaries considered to be permanently reinvested and for which no U.S. tax has been provided totaled approximately $103,905. Determination of the net amount of the unrecognized tax liability with respect to these earnings is not practicable; however, foreign tax credits would be available to partially reduce U.S. income taxes in the event of a distribution. Undistributed earnings of non-U.S. subsidiaries not considered permanently reinvested totaled approximately $11,000. U.S. taxes totaling $2,804 have been accrued on these earnings.
Unrecognized Income Tax Benefits
The Company and its subsidiaries file income tax returns in U.S. federal, various state, local and foreign jurisdictions. The following table sets forth the changes in the amount of unrecognized tax benefits for the years ended June 30, 2013, 2012 and 2011:

Year Ended June 30,	2013	2012	2011
Unrecognized Income Tax Benefits at beginning of the year	$1,539	$1,181	$1,842
Current year tax positions	957	331	153
Prior year tax positions	790	398	50
Expirations of statutes of limitations	(565)	(371)	(273)
Settlements	(66)	—	(591)
Unrecognized Income Tax Benefits at end of year	$2,655	$1,539	$1,181

Included in the balance of unrecognized income tax benefits at June 30, 2013, 2012 and 2011 are $2,342, $1,221 and $659, respectively, of income tax benefits that, if recognized, would affect the effective income tax rate.
During 2013, 2012 and 2011, the Company recognized $3, $(95) and $(22), respectively, for interest and penalties related to unrecognized income tax benefits in its statements of consolidated income. The Company had a liability for penalties and interest of $433 and $430 as of June 30, 2013 and 2012, respectively. The Company does not anticipate a significant change to the total amount of unrecognized income tax benefits within the next twelve months.
The Company is subject to U.S. federal income tax examinations for the tax years 2009 through 2013 and to state and local income tax examinations for the tax years 2009 through 2013. In addition, the Company is subject to foreign income tax examinations for the tax years 2006 through 2013.
The Company’s unrecognized income tax benefits are included in other liabilities in the consolidated balance sheets since payment of cash is not expected within one year.

Shareholders' Equity	12 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS’ EQUITY
Treasury Shares
At June 30, 2013, 596 shares of the Company’s common stock held as treasury shares were restricted as collateral under escrow arrangements relating to change in control and director and officer indemnification agreements.
Accumulated Other Comprehensive Income (Loss)
Changes in the accumulated other comprehensive income (loss) for the year ended June 30, 2013, is comprised of the following:

	Foreign currency translation adjustment	Unrealized gain (loss) on securities available for sale	Postemployment benefits	Total Accumulated other comprehensive income (loss)
Balance at June 30, 2012	$1,718	$(58)	$(6,229)	$(4,569)
Other comprehensive income (loss)	(1,358)	6	1,967	615
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	533	533
Net current-period other comprehensive income (loss), net of taxes	(1,358)	6	2,500	1,148
Balance at June 30, 2013	$360	$(52)	$(3,729)	$(3,421)

Other Comprehensive Income (Loss)
Details of other comprehensive income (loss) are as follows:

Year Ended June 30,	2013			2012			2011
	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount
Foreign currency translation adjustments	$(1,358)	$—	$(1,358)	$(14,471)	$—	$(14,471)	$10,011	$(264)	$10,275
Postemployment benefits:
Actuarial gain (loss) on remeasurement	3,153	1,186	1,967	(5,028)	(1,954)	(3,074)	(930)	(435)	(495)
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs	872	339	533	1,123	432	691	2,214	850	1,364
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to a plan curtailment	—	—	—	8,860	3,411	5,449	—	—	—
Reclassification of prior service cost into SD&A expense upon plan curtailment	—	—	—	3,117	1,200	1,917	—	—	—
Unrealized gain (loss) on investment securities available for sale	10	4	6	(220)	(80)	(140)	(84)	(31)	(53)
Unrealized loss on cash flow hedges	—	—	—	—	—	—	(266)	(82)	(184)
Reclassification of interest from cash flow hedge into interest expense	—	—	—	—	—	—	316	116	200
Other comprehensive income (loss)	$2,677	$1,529	$1,148	$(6,619)	$3,009	$(9,628)	$11,261	$154	$11,107

Net Income Per Share
The following is a computation of basic and diluted earnings per share:

Year Ended June 30,	2013	2012	2011
Net Income	$118,149	$108,779	$96,759
Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,060	42,139	42,433
Dilutive effect of potential common shares	482	684	821
Weighted-average common shares outstanding for dilutive computation	42,542	42,823	43,254
Net Income Per Share — Basic	$2.81	$2.58	$2.28
Net Income Per Share — Diluted	$2.78	$2.54	$2.24

Stock appreciation rights and options relating to the acquisition of 212, 140 and 176 shares of common stock were outstanding at June 30, 2013, 2012 and 2011, respectively, but were not included in the computation of diluted earnings per share for the fiscal years then ended as they were anti-dilutive.

Share - Based Compensation	12 Months Ended
Jun. 30, 2013
Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
Share-Based Incentive Plans
The 2011 Plan, which expires in 2016, provides for granting of SARs, stock options, stock awards, cash awards, and such other awards or combination thereof as the Executive Organization and Compensation Committee or the Corporate Governance Committee of the Board of Directors (the Committee) may determine to officers, other key associates and members of the Board of Directors. Grants are generally made by the Committee at regularly scheduled meetings. Compensation costs charged to expense under award programs paid (or to be paid) with shares (including SARs, stock options, performance shares, restricted stock, and RSUs) are summarized in the table below:

Year Ended June 30,	2013	2012	2011
SARs and options	$2,317	$2,058	$2,473
Performance shares	1,074	1,983	1,705
Restricted stock and RSUs	2,370	2,325	1,453
Total compensation costs under award programs	$5,761	$6,366	$5,631

Such amounts are included in SD&A in the accompanying statements of consolidated income. It has been the practice of the Company to issue shares from treasury to satisfy requirements of awards paid with shares.
The aggregate unrecognized compensation cost for share-based award programs paid (or with the potential to be paid) at June 30, 2013 are summarized in the table below:

Year Ended June 30,	2013	Expected Period of Recognition
SARs and options	$2,193	2.5
Performance shares	2,648	1.8
Restricted stock and RSUs	2,760	1.4
Total unrecognized compensation costs under award programs	$7,601	1.9

Cost of these programs will be recognized as expense over the weighted-average remaining vesting period of 1.9 years. The aggregate number of shares of common stock which may be awarded under the 2011 Plan is 2,000; shares available for future grants at June 30, 2013 were 1,648.
Stock Appreciation Rights and Stock Options
The weighted-average assumptions used for SARs and stock option grants issued in fiscal 2013, 2012 and 2011 are:

	2013	2012	2011
Expected life, in years	5.5	5.6	5.1
Risk free interest rate	0.9%	1.1%	1.6%
Dividend yield	2.5%	2.5%	2.5%
Volatility	43.3%	44.2%	46.2%
Per share fair value of SARs and stock options granted during the year	$13.11	$9.88	$9.78

The expected life is based upon historical exercise experience of the officers, other key associates and members of the Board of Directors. The risk free interest rate is based upon U.S. Treasury zero-coupon bonds with remaining terms equal to the expected life of the SARs and stock options. The assumed dividend yield has been estimated based upon the Company’s historical results and expectations for changes in dividends and stock prices. The volatility assumption is calculated based upon historical daily price observations of the Company’s common stock for a period equal to the expected life.
SARs are redeemable solely in Company common stock. The exercise price of stock option awards may be settled by the holder with cash or by tendering Company common stock.
A summary of SARs and stock options activity is presented below:

Year Ended June 30, 2013	Shares	Weighted-Average Exercise Price
(Share amounts in thousands)
Outstanding, beginning of year	1,228	$24.68
Granted	218	41.71
Exercised	(349)	22.22
Forfeited	(17)	31.56
Outstanding, end of year	1,080	$28.79
Exercisable at end of year	654	$25.47

The weighted-average remaining contractual terms for SARs and stock options outstanding and exercisable at June 30, 2013 were 6.3 and 5.0 years, respectively. The aggregate intrinsic values of SARs and stock options outstanding and exercisable at June 30, 2013 were $21,104 and $14,958, respectively. The aggregate intrinsic value of the SARs and stock options exercised during fiscal 2013, 2012 and 2011 was $7,135, $13,747 and $18,526, respectively.
The total fair value of shares vested during fiscal 2013, 2012 and 2011 was $2,135, $4,266 and $2,645, respectively.
Performance Shares
Performance shares are intended to provide incentives to achieve three-year goals. Performance shares pay out in shares of Applied stock at the end of a three-year period provided the Company achieves the established goals. The number of Applied shares payable will vary depending on the level of the goals achieved.
A summary of nonvested performance shares activity at June 30, 2013 is presented below:

Year Ended June 30, 2013	Shares	Weighted-Average Grant-Date Fair Value
(Share amounts in thousands)
Nonvested, beginning of year	62	$28.80
Awarded	29	33.76
Forfeitures	(1)	25.07
Vested	—	—
Nonvested, end of year	90	$30.45

The Committee set three one-year goals for each of the 2013, 2012 and 2011 grants. Each fiscal year during the three-year term has its own separate goals, tied to the Company’s earnings before interest, tax, depreciation, and amortization (EBITDA) and after-tax return on assets (ROA). Achievement during any particular fiscal year is awarded and “banked” for payout at the end of the three-year term. Based upon the outstanding grants as of June 30, 2013, the maximum number of shares which could be earned in future periods was 70.
Restricted Stock and Restricted Stock Units
Restricted stock award recipients are entitled to receive dividends on, and have voting rights with respect to their respective shares, but are restricted from selling or transferring the shares prior to vesting. Restricted stock awards vest over periods of one to four years. RSUs are grants valued in shares of Applied stock, but shares are not issued until the grants vest three years from the award date, assuming continued employment with Applied. Applied pays dividend equivalents on RSUs on a current basis.
A summary of the status of the Company’s nonvested restricted stock and RSUs at June 30, 2013 is presented below:

Year Ended June 30, 2013	Shares	Weighted-Average Grant-Date Fair Value
(Share amounts in thousands)
Nonvested, beginning of year	251	$28.50
Granted	41	42.05
Forfeitures	(9)	30.34
Vested	(105)	26.09
Nonvested, end of year	178	$32.96

Performance Grants
Prior to the establishment of the performance shares as incentive compensation, performance grants were used to reward performance. All performance periods had expired by June 30, 2011. During fiscal 2011, the Company recorded $1,020 of compensation expense for achievement relative to the total shareholder return-based goals of the Company’s performance grants.

Benefit Plans	12 Months Ended
Jun. 30, 2013
General Discussion of Pension and Other Postretirement Benefits [Abstract]
BENEFIT PLANS
BENEFIT PLANS
Retirement Savings Plan
Substantially all U.S. associates participate in the Applied Industrial Technologies, Inc. Retirement Savings Plan. Participants may elect 401(k) contributions of up to 50% of their compensation, subject to Internal Revenue Code maximums. The Company partially matches 401(k) contributions by participants. The Company also makes a discretionary profit-sharing contribution to the Retirement Savings Plan generally based upon a percentage of the Company’s U.S. income before income taxes and before the amount of the contribution (5% for fiscal 2013, 2012 and 2011). The Company’s expense for profit sharing and matching of associates’ 401(k) contributions was $11,231, $10,866 and $11,251 during fiscal 2013, 2012 and 2011, respectively.
Deferred Compensation Plans
The Company has deferred compensation plans that enable certain associates of the Company to defer receipt of a portion of their compensation and non-employee directors to defer receipt of director fees. The Company funds these deferred compensation liabilities by making contributions to rabbi trusts. Assets held in these rabbi trusts consist of investments in money market and mutual funds and Company common stock.
Postemployment Benefit Plans
The Company provides the following postemployment benefits which, except for the Qualified Defined Benefit Retirement Plan, are unfunded:
Supplemental Executive Retirement Benefits Plan
The Company has a non-qualified pension plan to provide supplemental retirement benefits to certain officers. Benefits are payable and determinable at retirement based upon a percentage of the participant’s historical compensation. The Executive Organization and Compensation Committee of the Board of Directors froze participant benefits (credited service and final average earnings) and entry into the Supplemental Executive Retirement Benefits Plan (SERP) effective December 31, 2011. This action constituted a plan curtailment. The plan liability was remeasured in conjunction with the curtailment using a 3.5% discount rate and participant final average earnings through the curtailment date. The remeasurement in conjunction with the curtailment resulted in an actuarial loss (recorded in other comprehensive income (loss)) of $302 ($492 loss, net of income tax of $190).
The curtailment is reflected in the Company's fiscal 2012 consolidated balance sheet as: 1) a reduction to the overall SERP liability (included in postemployment benefits) of $8,860, 2) a reduction to deferred tax assets of $3,411 and 3) an increase in accumulated other comprehensive income (loss) of $5,449. Prior service costs previously recorded through accumulated other comprehensive income (loss) were reclassified into the statements of consolidated income ($3,117 gross expense, net of income tax of $1,200). The gross expense is recorded in selling, distribution and administrative expense in fiscal 2012.

Key Executive Restoration Plan
In fiscal 2012, the Executive Organization & Compensation Committee of the Board of Directors adopted the Key Executive Restoration Plan (KERP), an unfunded, non-qualified deferred compensation plan, to replace the SERP. The Company recorded $233 and $128 of expense associated with this plan in fiscal 2013 and 2012, respectively.
Qualified Defined Benefit Retirement Plan
The Company has a qualified defined benefit retirement plan that provides benefits to certain hourly associates at retirement. These associates do not participate in the Retirement Savings Plan. The benefits are based on length of service and date of retirement.
Salary Continuation Benefits
The Company has agreements with certain retirees of acquired companies to pay monthly retirement benefits through fiscal 2020.
Retiree Health Care Benefits
The Company provides health care benefits, through third-party policies, to eligible retired associates who pay a specified monthly premium. Premium payments are based upon current insurance rates for the type of coverage provided and are adjusted annually. Certain monthly health care premium payments are partially subsidized by the Company. Additionally, in conjunction with a fiscal 1998 acquisition, the Company assumed the obligation for a postretirement medical benefit plan which provides health care benefits to eligible retired associates at no cost to the individual.
During the year ended June 30, 2013, the Company changed the retiree health care plans to include the purchase of insurance policies at lower rates. Previously this plan was self-insured. This change resulted in plan amendment benefits of $1,788 recorded in other comprehensive income.
The Company uses a June 30 measurement date for all plans.
The following table sets forth the changes in benefit obligations and plan assets during the year and the funded status for the postemployment plans at June 30:

	Pension Benefits		Retiree Health Care Benefits
	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of the year	$47,151	$53,490	$5,148	$4,667
Service cost	78	289	80	30
Interest cost	1,260	2,047	188	237
Plan participants’ contributions	—	—	65	47
Benefits paid	(6,183)	(4,144)	(254)	(256)
Amendments	(17)	150	(1,788)	—
Actuarial (gain) loss during year	(1,625)	4,179	280	423
Curtailment	—	(8,860)	—	—
Benefit obligation at end of year	$40,664	$47,151	$3,719	$5,148
Change in plan assets:
Fair value of plan assets at beginning of year	$6,439	$6,056	$—	$—
Actual gain (loss) on plan assets	424	(30)	—	—
Employer contributions	6,017	4,557	189	209
Plan participants’ contributions	—	—	65	47
Benefits paid	(6,183)	(4,144)	(254)	(256)
Fair value of plan assets at end of year	$6,697	$6,439	$—	$—
Funded status at end of year	$(33,967)	$(40,712)	$(3,719)	$(5,148)
The amounts recognized in the consolidated balance sheets and in accumulated other comprehensive income (loss) for the postemployment plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2013	2012	2013	2012
Amounts recognized in the consolidated balance sheets:
Other current liabilities	$6,666	$6,018	$220	$220
Postemployment benefits	27,301	34,694	3,499	4,928
Net amount recognized	$33,967	$40,712	$3,719	$5,148
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	$(7,732)	$(10,112)	$65	$398
Prior service cost	(196)	(279)	1,760	(135)
Total amounts recognized in accumulated other comprehensive (loss) income	$(7,928)	$(10,391)	$1,825	$263

The following table provides information for pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets:

	Pension Benefits
June 30,	2013	2012
Projected benefit obligations	$40,664	$47,151
Accumulated benefit obligations	40,664	47,151
Fair value of plan assets	6,697	6,439

The net periodic costs are as follows:

	Pension Benefits			Retiree Health Care Benefits
Year Ended June 30,	2013	2012	2011	2013	2012	2011
Service cost	$78	$289	$460	$80	$30	$39
Interest cost	1,260	2,047	2,232	188	237	235
Expected return on plan assets	(403)	(396)	(385)	—	—	—
Recognized net actuarial loss (gain)	735	644	1,449	(53)	(72)	(83)
Amortization of prior service cost	83	412	710	107	139	139
Recognition of prior service cost upon plan curtailment	—	3,117	—	—	—	—
Net periodic cost	$1,753	$6,113	$4,466	$322	$334	$330

The estimated net actuarial loss and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are $615 and $78, respectively. The estimated net actuarial gain and prior service cost for the retiree health care benefits that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are $(38) and $(271), respectively.
Assumptions
The discount rate is used to determine the present value of future payments. In general, the Company’s liability increases as the discount rate decreases and decreases as the discount rate increases. The Company computes a weighted-average discount rate taking into account anticipated plan payments and the associated interest rates from the Citigroup Pension Discount Yield Curve.
The weighted-average actuarial assumptions used to determine benefit obligations and net periodic benefit cost for the plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2013	2012	2013	2012
Assumptions used to determine benefit obligations at year end:
Discount rate	3.0%	2.8%	4.0%	4.0%
Assumptions used to determine net periodic benefit cost:
Discount rate	2.8%	3.5%	4.0%	5.5%
Expected return on plan assets	7.0%	7.5%	N/A	N/A
Rate of compensation increase	N/A	5.5%	N/A	N/A

The assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care benefits were 7.3% and 7.5% as of June 30, 2013 and 2012, respectively, decreasing to 5.0% by 2023.
A one-percentage point change in the assumed health care cost trend rates would have had the following effects as of June 30, 2013 and for the year then ended:

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components of periodic expense	$59	$(47)
Effect on postretirement benefit obligation	339	(295)

Plan Assets
The fair value of each major class of plan assets for the Company’s Qualified Benefit Retirement Plan are valued using either quoted market prices in active markets for identical instruments; Level 1 in the fair value hierarchy, or other inputs that are observable, either directly or indirectly; Level 2 in the fair value hierarchy. Following are the fair values and target allocation as of June 30:

	Target Allocation	Fair Value
		2013	2012
Asset Class:
Equity securities (Level 1)	40 – 70%	$3,189	$3,735
Debt securities (Level 2)	20 – 50%	3,208	2,382
Other	0 – 20%	300	322
Total	100%	$6,697	$6,439

Equity securities do not include any Company common stock.
The Company has established an investment policy and regularly monitors the performance of the assets of the trust maintained in conjunction with the Qualified Defined Benefit Retirement Plan. The strategy implemented by the trustee of the Qualified Defined Benefit Retirement Plan is to achieve long-term objectives and invest the pension assets in accordance with ERISA and fiduciary standards. The long-term primary objectives are to provide for a reasonable amount of long-term capital, without undue exposure to risk; to protect the Qualified Defined Benefit Retirement Plan assets from erosion of purchasing power; and to provide investment results that meet or exceed the actuarially assumed long-term rate of return. The expected long-term rate of return on assets assumption was developed by considering the historical returns and the future expectations for returns of each asset class as well as the target asset allocation of the pension portfolio.
Cash Flows
Employer Contributions
The Company expects to contribute $6,700 to its pension benefit plans and $250 to its retiree health care benefit plans in 2014. Contributions do not equal estimated future payments as certain payments are made from plan assets.
Estimated Future Benefit Payments
The following benefit payments, which reflect expected future service, as applicable, are expected to be paid in each of the next five years and in the aggregate for the subsequent five years:

During Fiscal Years	Pension Benefits	Retiree Health Care Benefits
2014	$7,000	$250
2015	6,700	230
2016	5,600	250
2017	1,800	330
2018	2,300	400
2019 through 2023	12,500	1,470

Leases	12 Months Ended
Jun. 30, 2013
Leases [Abstract]
LEASES
LEASES
The Company leases its corporate headquarters facility along with many service center and distribution center facilities, vehicles and equipment under non-cancelable lease agreements accounted for as operating leases. The minimum annual rental commitments under non-cancelable operating leases as of June 30, 2013 are as follows:

During Fiscal Years
2014	$26,700
2015	19,700
2016	13,400
2017	7,900
2018	4,100
Thereafter	9,200
Total minimum lease payments	$81,000

Rental expenses incurred for operating leases, principally from leases for real property, vehicles and computer equipment were $36,300 in 2013, $31,200 in 2012 and $31,400 in 2011.

Segment and Geographic Information	12 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION
The Company's reportable segments are: Service Center Based Distribution and Fluid Power Businesses. The Service Center Based Distribution segment provides customers with solutions to their maintenance, repair and original equipment manufacturing needs through the distribution of industrial products including bearings, power transmission components, fluid power components and systems, industrial rubber products, linear motion products, tools, safety products, and other industrial and maintenance supplies. The Fluid Power Businesses segment distributes fluid power components and operates shops that assemble fluid power systems and components, performs equipment repair, and offers technical advice to customers.
The accounting policies of the Company’s reportable segments are generally the same as those described in Note 1. Sales primarily from the Fluid Power Businesses segment to the Service Center Based Distribution segment of $20,217, $18,097 and $17,665, in fiscal 2013, 2012 and 2011, respectively, have been eliminated in the following table.
Segment Financial Information

	Service Center Based Distribution	Fluid Power Businesses	Total
Year Ended June 30, 2013
Net sales	$2,003,440	$458,731	$2,462,171
Operating income for reportable segments	138,484	41,083	179,567
Assets used in the business	859,547	199,159	1,058,706
Depreciation and amortization of property	10,692	1,809	12,501
Capital expenditures	10,415	1,799	12,214
Year Ended June 30, 2012
Net sales	$1,904,564	$470,881	$2,375,445
Operating income for reportable segments	135,240	43,236	178,476
Assets used in the business	731,915	230,268	962,183
Depreciation and amortization of property	9,403	1,833	11,236
Capital expenditures	24,339	1,682	26,021
Year Ended June 30, 2011
Net sales	$1,770,798	$442,051	$2,212,849
Operating income for reportable segments	115,798	41,793	157,591
Assets used in the business	700,486	214,445	914,931
Depreciation and amortization of property	9,152	2,082	11,234
Capital expenditures	19,392	1,039	20,431

ERP related assets are included in assets used in the business and capital expenditures within the Service Center Based Distribution segment. Within the geographic disclosures, these assets are included in the United States. Expenses associated with the ERP are included in the Corporate and other income, net, line in the reconciliation of operating income for reportable segments to the consolidated income before income taxes table below.
A reconciliation of operating income for reportable segments to the consolidated income before income taxes is as follows:

Year Ended June 30,	2013	2012	2011
Operating income for reportable segments	$179,567	$178,476	$157,591
Adjustments for:
Intangible amortization — Service Center Based Distribution	5,829	3,834	3,384
Intangible amortization — Fluid Power Businesses	7,404	7,631	7,998
Corporate and other income, net	(10,065)	(1,384)	(4,554)
Total operating income	176,399	168,395	150,763
Interest (income) expense, net	165	(9)	1,668
Other expense (income), net	(1,431)	1,578	(3,793)
Income before income taxes	$177,665	$166,826	$152,888

Corporate and other income, net, in fiscal 2012 includes the SERP curtailment loss of $3,117 recognized in the second quarter of fiscal 2012. Additional fluctuations in corporate and other income, net, are due to changes in the levels and amounts of expenses being allocated to the segments. The expenses being allocated include corporate charges for working capital, logistics support and other items.
Product Category
Net sales by product category are as follows:

Year Ended June 30,	2013	2012	2011
Industrial	$1,776,172	$1,680,926	$1,559,859
Fluid power	685,999	694,519	652,990
Net sales	$2,462,171	$2,375,445	$2,212,849

The fluid power product category includes sales of hydraulic, pneumatic, lubrication and filtration components and systems, and repair services through the Company’s Fluid Power Businesses segment as well as the Service Center Based Distribution segment.
Geographic Information
Net sales are presented in geographic areas based on the location of the facility shipping the product. Long-lived assets are based on physical locations and are comprised of the net book value of property, goodwill and intangible assets. Information by geographic area is as follows:

Year Ended June 30,	2013	2012	2011
Net Sales:
United States	$2,017,168	$2,009,317	$1,891,700
Canada	298,269	292,913	260,015
Other Countries	146,734	73,215	61,134
Total	$2,462,171	$2,375,445	$2,212,849

June 30,	2013	2012	2011
Long-Lived Assets:
United States	$210,289	$198,076	$191,947
Canada	44,290	42,624	29,893
Other Countries	26,780	10,323	13,706
Total	$281,359	$251,023	$235,546

Other countries consisted of Mexico, Australia and New Zealand for the period ended June 30, 2013, and Mexico for the periods ended June 30, 2012 and June 30, 2011.

Commitments and Contingencies	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
In connection with the construction and lease of its corporate headquarters facility, the Company has guaranteed repayment of $4,300 of taxable development revenue bonds issued by Cuyahoga County and the Cleveland-Cuyahoga County Port Authority. These bonds were issued with a 20-year term and are scheduled to mature in March 2016. Any default, as defined in the guarantee agreements, would obligate the Company for the full amount of the outstanding bonds through maturity. Due to the nature of the guarantee, the Company has not recorded any liability on the consolidated financial statements. In the event of a default and subsequent payout under any or all guarantees, the Company maintains the right to pursue all legal options available to mitigate its exposure.
The Company is a party to various pending judicial and administrative proceedings. Based on circumstances currently known, the Company believes the likelihood is remote that the ultimate resolution of any of these matters will have, either individually or in the aggregate, a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.

Other Expense (Income), Net	12 Months Ended
Jun. 30, 2013
Other (Income) Expense, Net [Abstract]
OTHER (INCOME) EXPENSE, NET
OTHER EXPENSE (INCOME), NET
Other expense (income), net, consists of the following:

Year Ended June 30,	2013	2012	2011
Unrealized (gain) loss on assets held in rabbi trust for a non-qualified deferred compensation plan	$(1,280)	$36	$(2,016)
Benefit from payouts on corporate-owned life insurance policies	—	—	(1,722)
Foreign currency transaction (gains) losses	(143)	1,592	(541)
Loss on cross-currency swap	—	—	368
Other, net	(8)	(50)	118
Total other expense (income), net	$(1,431)	$1,578	$(3,793)

The Company is the owner and beneficiary under life insurance policies acquired in conjunction with a fiscal 1998 acquisition, with benefits in force of $12,300 and a net cash surrender value of $3,400 at June 30, 2013. In January 2011, the Company received death benefits under two of these policies and realized a gain of $1,722.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Jun. 30, 2013
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
APPLIED INDUSTRIAL TECHNOLOGIES, INC. & SUBSIDIARIES
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
YEARS ENDED JUNE 30, 2013, 2012 AND 2011

(in thousands)

COLUMN A	COLUMN B	COLUMN C			COLUMN D		COLUMN E
DESCRIPTION	BALANCE AT BEGINNING OF PERIOD	ADDITIONS CHARGED TO COSTS AND EXPENSES	ADDITIONS (DEDUCTIONS) CHARGED TO OTHER ACCOUNTS		DEDUCTIONS FROM RESERVE		BALANCE AT END OF PERIOD
YEAR ENDED JUNE 30, 2013:
Reserve deducted from assets to which it applies — accounts receivable allowances	$8,332	$2,267	$(104)	(A)	$2,758	(B)	$7,737
YEAR ENDED JUNE 30, 2012:
Reserve deducted from assets to which it applies — accounts receivable allowances	$7,016	$3,915	$122	(A)	$2,721	(B)	$8,332
YEAR ENDED JUNE 30, 2011:
Reserve deducted from assets to which it applies — accounts receivable allowances	$6,379	$2,029	$111	(A)	$1,503	(B)	$7,016

Business and Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Business
Business
Applied Industrial Technologies, Inc. and subsidiaries (the “Company” or “Applied”) is a leading industrial distributor serving Maintenance Repair & Operations (MRO) and Original Equipment Manufacturer (OEM) customers in virtually every industry. In addition, Applied provides engineering, design and systems integration for industrial and fluid power applications, as well as customized mechanical, fabricated rubber and fluid power shop services. Applied also offers maintenance training and inventory management solutions that provide added value to its customers. Although the Company does not generally manufacture the products it sells, it does assemble and repair certain products and systems.

Consolidation
Consolidation
The consolidated financial statements include the accounts of Applied Industrial Technologies, Inc. and its subsidiaries. Intercompany transactions and balances have been eliminated in consolidation. The financial results of the Company’s Canadian and Mexican subsidiaries are included in the consolidated financial statements for the twelve months ended May 31.

Foreign Currency
Foreign Currency
The financial statements of the Company’s Canadian, Mexican, Australian and New Zealand subsidiaries are measured using local currencies as their functional currencies. Assets and liabilities are translated into U.S. dollars at current exchange rates, while income and expenses are translated at average exchange rates. Translation gains and losses are reported in other comprehensive income (loss) in the statements of consolidated comprehensive income. Gains and losses resulting from transactions denominated in foreign currencies are included in the statements of consolidated income as a component of other expense (income), net.

Use of Estimates, Policy [Policy Text Block]
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the period. Actual results may differ from the estimates and assumptions used in preparing the consolidated financial statements.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term, highly liquid investments with maturities of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents are carried at cost, which approximates fair value.

Marketable Securities
Marketable Securities
The primary marketable security investments of the Company include money market and mutual funds held in a rabbi trust for a non-qualified deferred compensation plan. These are included in other assets in the consolidated balance sheets, are classified as trading securities, and reported at fair value based on quoted market prices. Changes in the fair value of the investments during the period are recorded in other expense (income), net in the statements of consolidated income.

Concentration of Credit Risk
Concentration of Credit Risk
The Company has a broad customer base representing many diverse industries primarily across North America, Australia and New Zealand. As such, the Company does not believe that a significant concentration of credit risk exists in its accounts receivable. The Company’s cash and cash equivalents consist of deposits with commercial banks and regulated non-bank subsidiaries. While Applied monitors the creditworthiness of these institutions, a crisis in the financial systems could limit access to funds and/or result in the loss of principal. The terms of these deposits and investments provide that all monies are available to the Company upon demand.

Allowances for Doubtful Accounts
Allowances for Doubtful Accounts
The Company evaluates the collectibility of trade accounts receivable based on a combination of factors. Initially, the Company estimates an allowance for doubtful accounts as a percentage of net sales based on historical bad debt experience. This initial estimate is adjusted based on recent trends of customers and industries estimated to be greater credit risks, trends within the entire customer pool and changes in the overall aging of accounts receivable. Accounts are written off against the allowance when it becomes evident collection will not occur. While the Company has a large customer base that is geographically dispersed, a general economic downturn in any of the industry segments in which the Company operates could result in higher than expected defaults, and therefore, the need to revise estimates for bad debts

Inventories

Inventories
Inventories are valued at the lower of cost or market, using the last-in, first-out (LIFO) method for U.S. inventories and the average cost method for foreign inventories. The Company adopted the link chain dollar value LIFO method of accounting for U.S. inventories in fiscal 1974. At June 30, 2013, approximately 31% of the Company’s domestic inventory dollars relate to LIFO layers added in the 1970s. The Company maintains five LIFO pools based on the following product groupings: bearings, power transmission products, rubber products, fluid power products and other products. LIFO layers and/or liquidations are determined consistently year-to-year.
The Company evaluates the recoverability of its slow moving or obsolete inventories at least quarterly. The Company estimates the recoverable cost of such inventory by product type while considering factors such as its age, historic and current demand trends, the physical condition of the inventory as well as assumptions regarding future demand. The Company’s ability to recover its cost for slow moving or obsolete inventory can be affected by such factors as general market conditions, future customer demand and relationships with suppliers. Historically, the Company’s inventories have demonstrated long shelf lives, are not highly susceptible to obsolescence and can be eligible for return under various supplier return programs

Supplier Purchasing Programs
Supplier Purchasing Programs
The Company enters into agreements with certain suppliers providing inventory purchase incentives. The Company’s inventory purchase incentive arrangements are unique to each supplier and are generally annual programs ending at either the Company’s fiscal year end or the supplier’s year end; however, program length and ending dates can vary. Incentives are received in the form of cash or credits against purchases upon attainment of specified purchase volumes and are received either monthly, quarterly or annually. The incentives are generally a specified percentage of the Company’s net purchases based upon achieving specific purchasing volume levels. These percentages can increase or decrease based on changes in the volume of purchases. The Company accrues for the receipt of these inventory purchase incentives based upon cumulative purchases of inventory. The percentage level utilized is based upon the estimated total volume of purchases expected during the life of the program. Supplier programs are analyzed each quarter to determine the appropriateness of the amount of purchase incentives accrued. Upon program completion, differences between estimates and actual incentives subsequently received have not been material. Benefits under these supplier purchasing programs are recognized under the Company’s LIFO inventory accounting method as a reduction of cost of sales when the inventories representing these purchases are recorded as cost of sales. Accrued incentives expected to be settled as a credit against future purchases are reported on the consolidated balance sheet as an offset to amounts due to the related supplier

Property and related Depreciation and Amortization
Property and Related Depreciation and Amortization
Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets and is included in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Buildings, building improvements and leasehold improvements are depreciated over ten to thirty years or the life of the lease if a shorter period, and equipment is depreciated over three to ten years. The Company capitalizes internal use software development costs in accordance with guidance on accounting for costs of computer software developed or obtained for internal use. Amortization of software begins when it is ready for its intended use, and is amortized on a straight-line basis over the estimated useful life of the software, generally not to exceed twelve years. Capitalized software and hardware costs are classified as property on the consolidated balance sheets. The carrying values of property and equipment are reviewed for impairment when events or changes in circumstances indicate that the recorded value cannot be recovered from undiscounted future cash flows. Impairment losses, if any, would be measured based upon the difference between the carrying amount and the fair value of the assets

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill is recognized as the excess cost of an acquired entity over the net amount assigned to assets acquired and liabilities assumed. Goodwill is not amortized. Goodwill is reviewed for impairment annually as of January 1 or whenever changes in conditions indicate an evaluation should be completed. These conditions could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. The Company utilizes discounted cash flow models and market multiples for comparable businesses to determine the fair value of reporting units. Evaluating impairment requires significant judgment by management, including estimated future operating results, estimated future cash flows, the long-term rate of growth of the business, and determination of an appropriate discount rate. While the Company uses available information to prepare the estimates and evaluations, actual results could differ significantly.
The Company recognizes acquired intangible assets such as customer relationships, trade names, vendor relationships, and non-competition agreements apart from goodwill. Customer relationship intangibles are amortized using the sum-of-the-years-digits method over estimated useful lives consistent with assumptions used in the determination of their value. Amortization of all other finite-lived intangible assets is computed using the straight-line method over the estimated period of benefit. Amortization of intangible assets is included in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Intangible assets with finite lives are reviewed for impairment when changes in conditions indicate carrying value may not be recoverable. Intangible assets with indefinite lives are reviewed for impairment on an annual basis or whenever changes in conditions indicate an evaluation should be completed

Self-Insurance Liabilities
Self-Insurance Liabilities
The Company maintains business insurance programs with significant self-insured retention covering workers’ compensation, business, automobile, general product liability and other claims. The Company accrues estimated losses including those incurred but not reported using actuarial calculations, models and assumptions based on historical loss experience. The Company maintains a self-insured health benefits plan, which provides medical benefits to U.S. based employees electing coverage under the plan. The Company estimates its reserve for all unpaid medical claims including those incurred but not reported based on historical experience, adjusted as necessary based upon management’s reasoned judgment

Revenue Recognition
Revenue Recognition
Sales are recognized when the sales price is fixed, collectibility is reasonably assured and the product’s title and risk of loss is transferred to the customer. Typically, these conditions are met when the product is shipped to the customer. The Company charges shipping and handling fees when products are shipped or delivered to a customer, and includes such amounts in net sales. The Company reports its sales net of actual sales returns and the amount of reserves established for anticipated sales returns based on historical rates. Sales tax collected from customers is excluded from net sales in the accompanying statements of consolidated income

Shipping and Handling Costs
Shipping and Handling Costs
The Company records freight payments to third parties in cost of sales and internal delivery costs in selling, distribution and administrative expenses in the accompanying statements of consolidated income. Internal delivery costs in selling, distribution and administrative expenses were approximately $15,650, $15,500 and $15,400 for the fiscal years ended June 30, 2013, 2012 and 2011, respectively

Income Taxes
Income Taxes
Income taxes are determined based upon income and expenses recorded for financial reporting purposes. Deferred income taxes are recorded for estimated future tax effects of differences between the bases of assets and liabilities for financial reporting and income tax purposes, giving consideration to enacted tax laws. Uncertain tax positions meeting a more-likely-than-not recognition threshold are recognized in accordance with the Income Taxes topic of the ASC (Accounting Standards Codification). The Company recognizes accrued interest and penalties related to unrecognized income tax benefits in the provision for income taxes

Share-Based Compensation
Share-Based Compensation
Share-based compensation represents the cost related to share-based awards granted to associates under either the 2011 Plan or the 2007 Plan. The Company measures share-based compensation cost at grant date, based on the estimated fair value of the award and recognizes the cost over the requisite service period. Non-qualified stock appreciation rights (SARs) and stock options are granted with an exercise price equal to the closing market price of the Company’s common stock at the date of grant and the fair values are determined using a Black-Scholes option pricing model, which incorporates assumptions regarding the expected volatility, the expected option life, the risk-free interest rate and the expected dividend yield. SARs and stock option awards generally vest over four years of continuous service and have ten-year contractual terms. The fair value of restricted stock awards, restricted stock units (RSUs), and performance shares are based on the closing market price of Company common stock on the grant date

Treasury Shares
Treasury Shares
Shares of common stock repurchased by the Company are recorded at cost as treasury shares and result in a reduction of shareholders’ equity in the consolidated balance sheets. The Company uses the weighted-average cost method for determining the cost of shares reissued. The difference between the cost of the shares and the reissuance price is added to or deducted from additional paid-in capital

Reclassifications [Text Block]	Reclassifications Certain reclassifications have been made to the prior year financial statements to conform to the 2013 presentation.
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
New Accounting Pronouncement
In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (ASC Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU No. 2013-02 requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income by the respective line items of net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The update is effective for financial statement periods beginning after December 15, 2012 with early adoption permitted. The Company has chosen to early adopt this standard and has updated its 2013 annual report to conform to the requirements of ASU No. 2013-02

Business Combinations FY2013 Assets Acquired (Tables)	12 Months Ended
Jun. 30, 2013
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the fair values of assets acquired and liabilities assumed for fiscal 2013:

2013
Accounts receivable	$7,514
Inventories	23,723
Other current assets	217
Property	1,090
Intangibles	19,814
Goodwill	24,324
Total assets acquired	76,682
Accounts payable	1,867
Other current liabilities	6,192
Net assets acquired	68,623

Purchase price	$68,623
The purchase price includes $1,015 which has been deferred, and will be paid as acquisition holdback payments in future periods. Additional 2013 pro-forma information has not been included since it is not material.

Inventories (Tables)	12 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Items of Inventories
Inventories consist of the following:

June 30,	2013	2012
U.S. inventories at current cost	$323,642	$302,465
Foreign inventories at average cost	103,483	70,797
	427,125	373,262
Less: Excess of current cost over LIFO cost for U.S. inventories	145,708	144,756
Inventories on consolidated balance sheets	$281,417	$228,506

Goodwill and Intangibles (Tables)	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill by reportable segment

	Service Center Based Distribution	Fluid Power Businesses	Total
Balance at July 1, 2011	$76,981		$76,981
Goodwill acquired during the year	8,403		8,403
Other, primarily currency translation	(2,304)		(2,304)
Balance at June 30, 2012	83,080		83,080
Goodwill acquired during the year	23,395	$929	24,324
Other, primarily currency translation	(555)	—	(555)
Balance at June 30, 2013	$105,920	$929	$106,849

Amortization details resulting from business combinations
The Company's intangible assets resulting from business combinations are amortized over their estimated period of benefit and consist of the following:

June 30, 2013	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$100,854	$38,844	$62,010
Trade names	26,690	8,643	18,047
Vendor relationships	15,433	5,443	9,990
Non-competition agreements	4,743	3,523	1,220
Total Intangibles	$147,720	$56,453	$91,267

June 30, 2012	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$84,249	$29,905	$54,344
Trade names	25,677	7,428	18,249
Vendor relationships	13,605	4,500	9,105
Non-competition agreements	4,740	2,888	1,852
Total Finite-Lived Intangibles	128,271	44,721	83,550
Indefinite-Lived Trade Name	1,290		1,290
Total Intangibles	$129,561	$44,721	$84,840

Amounts include the impact of foreign currency translation. Fully amortized amounts are written off. During fiscal year 2013 the Company re-categorized its previously indefinite-lived trade name to finite-lived trade names and as a result began amortizing it.

Schedule of purchase price allocation and associated weighted average life
During 2013, the Company acquired intangible assets with a preliminary acquisition cost allocation and weighted-average life as follows:

	Acquisition Cost Allocation	Weighted-Average Life
Customer relationships	$16,755	18 years
Trade names	651	5 years
Vendor relationships	2,138	10 years
Non-competition agreements	270	4.5 years
Total Intangibles Acquired	$19,814	16 years

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Components of income before income taxes
The components of income before income taxes are as follows:

Year Ended June 30,	2013	2012	2011
U.S.	$153,546	$137,667	$127,567
Foreign	24,119	29,159	25,321
Total income before income taxes	$177,665	$166,826	$152,888

Provision (benefit) for income taxes
The provision (benefit) for income taxes consists of:

Year Ended June 30,	2013	2012	2011
Current:
Federal	$38,859	$36,178	$36,799
State and local	5,736	5,522	6,208
Foreign	4,742	7,706	8,338
Total current	49,337	49,406	51,345
Deferred:
Federal	10,277	8,577	5,648
State and local	346	503	169
Foreign	(444)	(439)	(1,033)
Total deferred	10,179	8,641	4,784
Total	$59,516	$58,047	$56,129

Reconciliations of federal statutory income tax rate and Company's effective income tax rate
The following reconciles the U.S. federal statutory income tax rate and the Company’s effective income tax rate:

Year Ended June 30,	2013	2012	2011
Statutory income tax rate	35.0%	35.0%	35.0%
Effects of:
State and local taxes	2.3%	2.5%	2.8%
U.S. tax on foreign income, net	—%	—%	1.8%
Valuation allowance	—%	—%	(0.6)%
Foreign income taxes	(2.3)%	(1.8)%	(1.0)%
Deductible dividend	(0.5)%	(0.5)%	(0.5)%
Other, net	(1.0)%	(0.4)%	(0.8)%
Effective income tax rate	33.5%	34.8%	36.7%

Components of the Company's net deferred tax assets
Significant components of the Company’s net deferred tax assets are as follows:

June 30,	2013	2012
Deferred tax assets:
Compensation liabilities not currently deductible	$33,506	$37,341
Expenses and reserves not currently deductible	6,131	6,151
Goodwill and intangibles	3,781	6,518
Net operating loss carryforwards (expiring in years 2027-2033)	432	444
Foreign tax credits (expiring in years 2018, 2020, 2021)	38	4,092
Other	569	480
Total deferred tax assets	44,457	55,026
Less: Valuation allowance	(11)	(157)
Deferred tax assets, net of valuation allowance	44,446	54,869
Deferred tax liabilities:
Inventories	(9,057)	(6,021)
Unremitted foreign earnings	(2,804)	(2,804)
Depreciation and differences in property bases	(11,460)	(11,602)
Total deferred tax liabilities	(23,321)	(20,427)
Net deferred tax assets	$21,125	$34,442
The net deferred tax asset is classified as follows:
Other current assets	$6,315	$12,189
Deferred tax assets (long-term)	21,026	26,424
Other liabilities	(6,216)	(4,171)
Net deferred tax assets	$21,125	$34,442

Reconciliation of the Company's total gross unrecognized income tax benefits
The Company and its subsidiaries file income tax returns in U.S. federal, various state, local and foreign jurisdictions. The following table sets forth the changes in the amount of unrecognized tax benefits for the years ended June 30, 2013, 2012 and 2011:

Year Ended June 30,	2013	2012	2011
Unrecognized Income Tax Benefits at beginning of the year	$1,539	$1,181	$1,842
Current year tax positions	957	331	153
Prior year tax positions	790	398	50
Expirations of statutes of limitations	(565)	(371)	(273)
Settlements	(66)	—	(591)
Unrecognized Income Tax Benefits at end of year	$2,655	$1,539	$1,181

Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2013
Shareholders' Equity (Tables) [Abstract]
Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Changes in the accumulated other comprehensive income (loss) for the year ended June 30, 2013, is comprised of the following:

	Foreign currency translation adjustment	Unrealized gain (loss) on securities available for sale	Postemployment benefits	Total Accumulated other comprehensive income (loss)
Balance at June 30, 2012	$1,718	$(58)	$(6,229)	$(4,569)
Other comprehensive income (loss)	(1,358)	6	1,967	615
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	533	533
Net current-period other comprehensive income (loss), net of taxes	(1,358)	6	2,500	1,148
Balance at June 30, 2013	$360	$(52)	$(3,729)	$(3,421)

Schedule of Comprehensive Income (Loss)
Details of other comprehensive income (loss) are as follows:

Year Ended June 30,	2013			2012			2011
	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount
Foreign currency translation adjustments	$(1,358)	$—	$(1,358)	$(14,471)	$—	$(14,471)	$10,011	$(264)	$10,275
Postemployment benefits:
Actuarial gain (loss) on remeasurement	3,153	1,186	1,967	(5,028)	(1,954)	(3,074)	(930)	(435)	(495)
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs	872	339	533	1,123	432	691	2,214	850	1,364
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to a plan curtailment	—	—	—	8,860	3,411	5,449	—	—	—
Reclassification of prior service cost into SD&A expense upon plan curtailment	—	—	—	3,117	1,200	1,917	—	—	—
Unrealized gain (loss) on investment securities available for sale	10	4	6	(220)	(80)	(140)	(84)	(31)	(53)
Unrealized loss on cash flow hedges	—	—	—	—	—	—	(266)	(82)	(184)
Reclassification of interest from cash flow hedge into interest expense	—	—	—	—	—	—	316	116	200
Other comprehensive income (loss)	$2,677	$1,529	$1,148	$(6,619)	$3,009	$(9,628)	$11,261	$154	$11,107

Computation of basic and diluted earnings per share
The following is a computation of basic and diluted earnings per share:

Year Ended June 30,	2013	2012	2011
Net Income	$118,149	$108,779	$96,759
Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,060	42,139	42,433
Dilutive effect of potential common shares	482	684	821
Weighted-average common shares outstanding for dilutive computation	42,542	42,823	43,254
Net Income Per Share — Basic	$2.81	$2.58	$2.28
Net Income Per Share — Diluted	$2.78	$2.54	$2.24

Share - Based Compensation (Tables)	12 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share based compensation expense
The 2011 Plan, which expires in 2016, provides for granting of SARs, stock options, stock awards, cash awards, and such other awards or combination thereof as the Executive Organization and Compensation Committee or the Corporate Governance Committee of the Board of Directors (the Committee) may determine to officers, other key associates and members of the Board of Directors. Grants are generally made by the Committee at regularly scheduled meetings. Compensation costs charged to expense under award programs paid (or to be paid) with shares (including SARs, stock options, performance shares, restricted stock, and RSUs) are summarized in the table below:

Year Ended June 30,	2013	2012	2011
SARs and options	$2,317	$2,058	$2,473
Performance shares	1,074	1,983	1,705
Restricted stock and RSUs	2,370	2,325	1,453
Total compensation costs under award programs	$5,761	$6,366	$5,631

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
The aggregate unrecognized compensation cost for share-based award programs paid (or with the potential to be paid) at June 30, 2013 are summarized in the table below:

Year Ended June 30,	2013	Expected Period of Recognition
SARs and options	$2,193	2.5
Performance shares	2,648	1.8
Restricted stock and RSUs	2,760	1.4
Total unrecognized compensation costs under award programs	$7,601	1.9

Weighted-average assumptions used for SARs and stock option grants issued
The weighted-average assumptions used for SARs and stock option grants issued in fiscal 2013, 2012 and 2011 are:

	2013	2012	2011
Expected life, in years	5.5	5.6	5.1
Risk free interest rate	0.9%	1.1%	1.6%
Dividend yield	2.5%	2.5%	2.5%
Volatility	43.3%	44.2%	46.2%
Per share fair value of SARs and stock options granted during the year	$13.11	$9.88	$9.78

Summary of SARs and stock option activity
A summary of SARs and stock options activity is presented below:

Year Ended June 30, 2013	Shares	Weighted-Average Exercise Price
(Share amounts in thousands)
Outstanding, beginning of year	1,228	$24.68
Granted	218	41.71
Exercised	(349)	22.22
Forfeited	(17)	31.56
Outstanding, end of year	1,080	$28.79
Exercisable at end of year	654	$25.47

Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the performance shares and restricted stock activity
A summary of nonvested performance shares activity at June 30, 2013 is presented below:

Year Ended June 30, 2013	Shares	Weighted-Average Grant-Date Fair Value
(Share amounts in thousands)
Nonvested, beginning of year	62	$28.80
Awarded	29	33.76
Forfeitures	(1)	25.07
Vested	—	—
Nonvested, end of year	90	$30.45

Restricted stock and Restricted Stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the performance shares and restricted stock activity
A summary of the status of the Company’s nonvested restricted stock and RSUs at June 30, 2013 is presented below:

Year Ended June 30, 2013	Shares	Weighted-Average Grant-Date Fair Value
(Share amounts in thousands)
Nonvested, beginning of year	251	$28.50
Granted	41	42.05
Forfeitures	(9)	30.34
Vested	(105)	26.09
Nonvested, end of year	178	$32.96

Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2013
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Summary of changes in benefit obligations, plan assets and funded status for the post employment plans
The following table sets forth the changes in benefit obligations and plan assets during the year and the funded status for the postemployment plans at June 30:

	Pension Benefits		Retiree Health Care Benefits
	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of the year	$47,151	$53,490	$5,148	$4,667
Service cost	78	289	80	30
Interest cost	1,260	2,047	188	237
Plan participants’ contributions	—	—	65	47
Benefits paid	(6,183)	(4,144)	(254)	(256)
Amendments	(17)	150	(1,788)	—
Actuarial (gain) loss during year	(1,625)	4,179	280	423
Curtailment	—	(8,860)	—	—
Benefit obligation at end of year	$40,664	$47,151	$3,719	$5,148
Change in plan assets:
Fair value of plan assets at beginning of year	$6,439	$6,056	$—	$—
Actual gain (loss) on plan assets	424	(30)	—	—
Employer contributions	6,017	4,557	189	209
Plan participants’ contributions	—	—	65	47
Benefits paid	(6,183)	(4,144)	(254)	(256)
Fair value of plan assets at end of year	$6,697	$6,439	$—	$—
Funded status at end of year	$(33,967)	$(40,712)	$(3,719)	$(5,148)
The amounts recognized in the consolidated balance sheets and in accumulated other comprehensive income (loss) for the postemployment plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2013	2012	2013	2012
Amounts recognized in the consolidated balance sheets:
Other current liabilities	$6,666	$6,018	$220	$220
Postemployment benefits	27,301	34,694	3,499	4,928
Net amount recognized	$33,967	$40,712	$3,719	$5,148
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	$(7,732)	$(10,112)	$65	$398
Prior service cost	(196)	(279)	1,760	(135)
Total amounts recognized in accumulated other comprehensive (loss) income	$(7,928)	$(10,391)	$1,825	$263

Information for pension plans with projected benefit obligations in excess of plan assets
The following table provides information for pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets:

	Pension Benefits
June 30,	2013	2012
Projected benefit obligations	$40,664	$47,151
Accumulated benefit obligations	40,664	47,151
Fair value of plan assets	6,697	6,439

Net periodic costs
The net periodic costs are as follows:

	Pension Benefits			Retiree Health Care Benefits
Year Ended June 30,	2013	2012	2011	2013	2012	2011
Service cost	$78	$289	$460	$80	$30	$39
Interest cost	1,260	2,047	2,232	188	237	235
Expected return on plan assets	(403)	(396)	(385)	—	—	—
Recognized net actuarial loss (gain)	735	644	1,449	(53)	(72)	(83)
Amortization of prior service cost	83	412	710	107	139	139
Recognition of prior service cost upon plan curtailment	—	3,117	—	—	—	—
Net periodic cost	$1,753	$6,113	$4,466	$322	$334	$330

Weighted-average actuarial assumptions used to determine benefit obligations and net periodic benefit cost
The weighted-average actuarial assumptions used to determine benefit obligations and net periodic benefit cost for the plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2013	2012	2013	2012
Assumptions used to determine benefit obligations at year end:
Discount rate	3.0%	2.8%	4.0%	4.0%
Assumptions used to determine net periodic benefit cost:
Discount rate	2.8%	3.5%	4.0%	5.5%
Expected return on plan assets	7.0%	7.5%	N/A	N/A
Rate of compensation increase	N/A	5.5%	N/A	N/A

One-Percentage Point Change in Assumed Health Care Cost Trend Rates
A one-percentage point change in the assumed health care cost trend rates would have had the following effects as of June 30, 2013 and for the year then ended:

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components of periodic expense	$59	$(47)
Effect on postretirement benefit obligation	339	(295)

Defined Benefit Plan Asset Information
Following are the fair values and target allocation as of June 30:

	Target Allocation	Fair Value
		2013	2012
Asset Class:
Equity securities (Level 1)	40 – 70%	$3,189	$3,735
Debt securities (Level 2)	20 – 50%	3,208	2,382
Other	0 – 20%	300	322
Total	100%	$6,697	$6,439

Estimated future benefit payments
The following benefit payments, which reflect expected future service, as applicable, are expected to be paid in each of the next five years and in the aggregate for the subsequent five years:

During Fiscal Years	Pension Benefits	Retiree Health Care Benefits
2014	$7,000	$250
2015	6,700	230
2016	5,600	250
2017	1,800	330
2018	2,300	400
2019 through 2023	12,500	1,470

Leases (Tables)	12 Months Ended
Jun. 30, 2013
Leases [Abstract]
Minimum annual rental commitments under non-cancelable operating leases
The minimum annual rental commitments under non-cancelable operating leases as of June 30, 2013 are as follows:

During Fiscal Years
2014	$26,700
2015	19,700
2016	13,400
2017	7,900
2018	4,100
Thereafter	9,200
Total minimum lease payments	$81,000

Segment and Geographic Information (Tables)	12 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment financial information

	Service Center Based Distribution	Fluid Power Businesses	Total
Year Ended June 30, 2013
Net sales	$2,003,440	$458,731	$2,462,171
Operating income for reportable segments	138,484	41,083	179,567
Assets used in the business	859,547	199,159	1,058,706
Depreciation and amortization of property	10,692	1,809	12,501
Capital expenditures	10,415	1,799	12,214
Year Ended June 30, 2012
Net sales	$1,904,564	$470,881	$2,375,445
Operating income for reportable segments	135,240	43,236	178,476
Assets used in the business	731,915	230,268	962,183
Depreciation and amortization of property	9,403	1,833	11,236
Capital expenditures	24,339	1,682	26,021
Year Ended June 30, 2011
Net sales	$1,770,798	$442,051	$2,212,849
Operating income for reportable segments	115,798	41,793	157,591
Assets used in the business	700,486	214,445	914,931
Depreciation and amortization of property	9,152	2,082	11,234
Capital expenditures	19,392	1,039	20,431

Reconciliation of operating income for reportable segments to the consolidated income before income taxes
A reconciliation of operating income for reportable segments to the consolidated income before income taxes is as follows:

Year Ended June 30,	2013	2012	2011
Operating income for reportable segments	$179,567	$178,476	$157,591
Adjustments for:
Intangible amortization — Service Center Based Distribution	5,829	3,834	3,384
Intangible amortization — Fluid Power Businesses	7,404	7,631	7,998
Corporate and other income, net	(10,065)	(1,384)	(4,554)
Total operating income	176,399	168,395	150,763
Interest (income) expense, net	165	(9)	1,668
Other expense (income), net	(1,431)	1,578	(3,793)
Income before income taxes	$177,665	$166,826	$152,888

Net sales by product category	Net sales by product category are as follows:

Year Ended June 30,	2013	2012	2011
Industrial	$1,776,172	$1,680,926	$1,559,859
Fluid power	685,999	694,519	652,990
Net sales	$2,462,171	$2,375,445	$2,212,849

Information by geographic area
Information by geographic area is as follows:

Year Ended June 30,	2013	2012	2011
Net Sales:
United States	$2,017,168	$2,009,317	$1,891,700
Canada	298,269	292,913	260,015
Other Countries	146,734	73,215	61,134
Total	$2,462,171	$2,375,445	$2,212,849

June 30,	2013	2012	2011
Long-Lived Assets:
United States	$210,289	$198,076	$191,947
Canada	44,290	42,624	29,893
Other Countries	26,780	10,323	13,706
Total	$281,359	$251,023	$235,546

Other Expense (Income), Net (Tables)	12 Months Ended
Jun. 30, 2013
Other (Income) Expense, Net [Abstract]
Other (income) expense, net
Other expense (income), net, consists of the following:

Year Ended June 30,	2013	2012	2011
Unrealized (gain) loss on assets held in rabbi trust for a non-qualified deferred compensation plan	$(1,280)	$36	$(2,016)
Benefit from payouts on corporate-owned life insurance policies	—	—	(1,722)
Foreign currency transaction (gains) losses	(143)	1,592	(541)
Loss on cross-currency swap	—	—	368
Other, net	(8)	(50)	118
Total other expense (income), net	$(1,431)	$1,578	$(3,793)

Business and Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Finite Lived Assets [Line Items]
Shipping, Handling and Transportation Costs	$ 15,650	$ 15,500	$ 15,400
Business and Accounting Policies (Textuals) [Abstract]
Company's domestic inventory relate to LIFO layers	31.00%
Number of LIFO pools maintained (in pools)	5
Vesting period of SARs and stock option awards	4 years
Contractual terms of SARs and stock option awards	10 years
Software [Member]
Finite Lived Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Buildings,BuildingsImprovementsandLeaseholdImprovementsMinimumUsefulLife[Member] [Member]
Finite Lived Assets [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Buildings,BuildingsImprovementsandLeaseholdImprovements MaximumUsefulLife[Member} [Member]
Finite Lived Assets [Line Items]
Property, Plant and Equipment, Useful Life	30 years
PropertyandEquipmentMinimumUsefulLife[Member] [Member]
Finite Lived Assets [Line Items]
Property, Plant and Equipment, Useful Life	3 years
PropertyandEquipmentMaximumUsefulLife [Member] [Member]
Finite Lived Assets [Line Items]
Property, Plant and Equipment, Useful Life	10 years

Business Combinations Percentage of Businesses Acquired (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 01, 2012	Aug. 01, 2012
Accounts receivable	$ 7,514
Inventories	23,723
Other current assets	217
Property	1,090
Intangibles	19,814
Goodwill	24,324	8,403
Total assets acquired	76,682
Accounts payable	1,867
Other current liabilities	6,192
Net assets acquired	68,623
Purchase Price	68,623	18,493	35,072
NetTangibleAssetsAcquired		1,549	8,417
GoodwillandIntagibles Acquired		16,944	26,655
Business Acquisition, Percentage of Voting Interests Acquired				100.00%	100.00%
Acquisition Holdback Payable	$ 1,015	$ 3,738	$ 2,792

Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Inventory [Line Items]
Effect of LIFO Inventory Liquidation on Income	$ 6,300	$ 3,400	$ 12,300
Items Of Inventories
U.S. inventories at current cost	323,642	302,465
Foreign inventories at average cost	103,483	70,797
Inventory, Gross, Total	427,125	373,262
Less: Excess of current cost over LIFO cost for U.S. inventories	145,708	144,756
Inventories on consolidated balance sheets	$ 281,417	$ 228,506

Goodwill and Intangibles (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Changes in the carrying amount of goodwill by reportable segment
Goodwill, beginning balance	$ 83,080	$ 76,981
Goodwill acquired during the year	24,324	8,403
Other, primarily currency translation	(555)	(2,304)
Goodwill, ending balance	106,849	83,080
Service Center Based Distribution Segment [Member]
Changes in the carrying amount of goodwill by reportable segment
Goodwill, beginning balance	83,080	76,981
Goodwill acquired during the year	23,395	8,403
Other, primarily currency translation	(555)	(2,304)
Goodwill, ending balance	105,920	83,080
Fluid Power Businesses Segment [Member]
Changes in the carrying amount of goodwill by reportable segment
Goodwill, beginning balance
Goodwill acquired during the year	929
Other, primarily currency translation	0
Goodwill, ending balance	$ 929

Goodwill and Intangibles 1 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Amortization details resulting from business combinations
Amount	$ 147,720	$ 128,271
Intangible assets gross excluding goodwill		129,561
Accumulated Amortization	56,453	44,721
Net Book Value	91,267	83,550
Intangible Assets, Net (Excluding Goodwill)	91,267	84,840
Indefinite-Lived Trade Names [Member]
Amortization details resulting from business combinations
Indefinite - Lived Trade Names		1,290
Customer relationships [Member]
Amortization details resulting from business combinations
Amount	100,854	84,249
Accumulated Amortization	38,844	29,905
Net Book Value	62,010	54,344
Trade names [Member]
Amortization details resulting from business combinations
Amount	26,690	25,677
Accumulated Amortization	8,643	7,428
Net Book Value	18,047	18,249
Vendor relationships [Member]
Amortization details resulting from business combinations
Amount	15,433	13,605
Accumulated Amortization	5,443	4,500
Net Book Value	9,990	9,105
Non-competition agreements [Member]
Amortization details resulting from business combinations
Amount	4,743	4,740
Accumulated Amortization	3,523	2,888
Net Book Value	$ 1,220	$ 1,852

Goodwill and Intangibles Goodwill and Intangilbes 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Cost Allocation	$ 19,814
Weighted-Average Life (in years)	16 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Cost Allocation	16,755
Weighted-Average Life (in years)	18 years
Trade names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Cost Allocation	651
Weighted-Average Life (in years)	5 years
Vendor Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Cost Allocation	2,138
Weighted-Average Life (in years)	10 years
Non-competition agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Cost Allocation	$ 270
Weighted-Average Life (in years)	4 years 6 months

Goodwill and Intangibles Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Goodwill and Intangibles (Textuals) [Abstract]
Amortization of intangibles	$ 13,233	$ 11,465	$ 11,382
Amortization Expense for For 2014	12,200
Amortization Expense for For 2015	11,200
Amortization Expense for For 2016	10,100
Amortization Expense for For 2017	9,500
Amortization Expense for For 2018	8,400
Fluid Power Businesses Segment [Member]
Goodwill [Line Items]
Accumulated goodwill impairment losses	$ 36,605

Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Debt Instrument [Line Items]
Line of credit facility unsecured borrowings amount	$ 150,000
Line of credit facility, amount outstanding	8,696
Line of Credit Facility, Remaining Borrowing Capacity	141,304
Additional long-term financing under uncommitted shelf facility agreement amount	$ 125,000
Ratio of consolidated income before interest, taxes, depreciation and amortization to net interest expense	300.00%
Minimum [Member]
Debt Instrument [Line Items]
Fees on credit facility	0.09%
Maximum [Member]
Debt Instrument [Line Items]
Fees on credit facility	0.18%

Debt Financing Terms (Details)	12 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt Instrument Maximum Duration Of Additional Long Term Financing	15 years

Fair Value Measurements (Details) (Level 1 [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Marketable securities	$ 10,483	$ 10,322

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Components of income before income taxes
U.S.	$ 153,546	$ 137,667	$ 127,567
Foreign	24,119	29,159	25,321
Income Before Income Taxes	$ 177,665	$ 166,826	$ 152,888

Income Taxes Income Taxes 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Current:
Federal	$ 38,859	$ 36,178	$ 36,799
State and local	5,736	5,522	6,208
Foreign	4,742	7,706	8,338
Total current	49,337	49,406	51,345
Deferred:
Federal	10,277	8,577	5,648
State and local	346	503	169
Foreign	(444)	(439)	(1,033)
Total deferred	10,179	8,641	4,784
Total	$ 59,516	$ 58,047	$ 56,129

Income Taxes 2 (Details)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Reconciliations of federal statutory income tax rate and Company's effective income tax rate:
Statutory income tax rate	35.00%	35.00%	35.00%
State and local taxes	2.30%	2.50%	2.80%
U.S. tax on foreign income, net	0.00%	0.00%	1.80%
Valuation allowance	0.00%	0.00%	(0.60%)
Foreign income taxes	(2.30%)	(1.80%)	(1.00%)
Deductible dividend	(0.50%)	(0.50%)	(0.50%)
Other, net	(1.00%)	(0.40%)	(0.80%)
Effective income tax rate	33.50%	34.80%	36.70%

Income Taxes 3 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Deferred tax assets:
Compensation liabilities not currently deductible	$ 33,506	$ 37,341
Expenses and reserves not currently deductible	6,131	6,151
Goodwill and intangibles	3,781	6,518
Net operating loss carryforwards (expiring in years 2027-2033)	432	444
Foreign tax credits (expiring in years 2018, 2020, 2021)	38	4,092
Other	569	480
Total deferred tax assets	44,457	55,026
Less: Valuation allowance	(11)	(157)
Deferred tax assets, net of valuation allowance	44,446	54,869
Deferred tax liabilities:
Inventories	(9,057)	(6,021)
Unremitted foreign earnings	(2,804)	(2,804)
Depreciation and differences in property bases	(11,460)	(11,602)
Total deferred tax liabilities	(23,321)	(20,427)
Net deferred tax assets	21,125	34,442
The net deferred tax asset is classified as follows:
Other current assets	6,315	12,189
Deferred tax assets (long-term)	21,026	26,424
Other liabilities	(6,216)	(4,171)
Net deferred tax assets	$ 21,125	$ 34,442

Income Taxes 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Reconciliation of the Company's total gross unrecognized income tax benefits
Unrecognized Income Tax Benefits at beginning of the year	$ 1,539	$ 1,181	$ 1,842
Current year tax positions	957	331	153
Prior year tax positions	790	398	50
Expirations of statutes of limitations	(565)	(371)	(273)
Settlements	(66)	0	(591)
Unrecognized Income Tax Benefits at end of year	$ 2,655	$ 1,539	$ 1,181

Income Taxes Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Undistributed Earnings Of Foreign Subsidiaries On Which No Provision Has Been Made For Income Taxes	$ 103,905
Income Taxes (Textuals) [Abstract]
Income tax benefits from exercise of non-qualified stock options and appreciation rights	1,675	2,725	6,003
Incremental income tax benefits from vesting of stock awards and other stock compensation recorded in additional paid-in capital	890	970	401
Undistributed earnings of foreign subsidiaries on which no provision has been made for income taxes	11,000
Unremitted foreign earnings	2,804	2,804
Unrecognized income tax benefits that would affect the effective income tax rate	2,342	1,221	659
Interest and penalties related to unrecognized income tax benefits	3	(95)	(22)
Liability for penalties and interest	$ 433	$ 430

Shareholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Balance at June 30, 2012	$ (4,569)
Other comprehensive income (loss)	6	(140)	(53)
Net current-period other comprehensive income (loss), net of taxes	(1,358)	(14,471)	10,275
Other comprehensive income	1,148	(9,628)	11,107
Balance at June 30, 2013	(3,421)	(4,569)
Foreign currency translation adjustment
Balance at June 30, 2012	1,718
Other comprehensive income (loss)	(1,358)
Amounts reclassified from accumulated other comprehensive income (loss)	0
Net current-period other comprehensive income (loss), net of taxes	(1,358)
Balance at June 30, 2013	360
Unrealized gain (loss) on securities available for sale
Balance at June 30, 2012	(58)
Other comprehensive income (loss)	6
Amounts reclassified from accumulated other comprehensive income (loss)	0
Net current-period other comprehensive income (loss), net of taxes	6
Balance at June 30, 2013	(52)
Postemployment benefits
Balance at June 30, 2012	(6,229)
Other comprehensive income (loss)	1,967
Amounts reclassified from accumulated other comprehensive income (loss)	533
Net current-period other comprehensive income (loss), net of taxes	2,500
Balance at June 30, 2013	(3,729)
Accumulated Other Comprehensive Income (Loss) [Member]
Balance at June 30, 2012	(4,569)
Other comprehensive income (loss)	615
Amounts reclassified from accumulated other comprehensive income (loss)	533
Other comprehensive income	1,148
Balance at June 30, 2013	$ (3,421)

Shareholders' Equity OCI (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Other comprehensive income (loss) [Abstract]
Foreign currency translation adjustment pre-tax amount	$ (1,358)	$ (14,471)	$ 10,011
Foreign currency translation adjustment tax expense (benefit)	0	0	(264)
Foreign Currency Translation Adjustment, Net Amount	(1,358)	(14,471)	10,275
Actuarial gain (loss) on remeasurement	3,153	(5,028)	(930)
Actuarial gain (loss) on remeasurement, tax expense (benefit)	1,186	(1,954)	(435)
Actuarial gain ( loss) on remeasurement, net amount	1,967	(3,074)	(495)
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs, pre-tax amount	872	1,123	2,214
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs, tax expense (benefit)	339	432	850
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs, net amount	533	691	1,364
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to a plan curtailment, pre-tax amount	0	8,860	0
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to a plan curtailment, tax expense (benefit)	0	3,411	0
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to a plan curtailment, net amount	0	5,449	0
Reclassification of prior service cost into SD&A expense upon plan curtailment	0	3,117	0
Reclassification of prior service cost into SD&A expense upon plan curtailment, tax expense (benefit)	0	1,200	0
Reclassification of prior service cost into SD&A expense upon plan curtailment, net amount	0	1,917	0
Unrealized gain (loss) on investment securities available for sale, pre-tax amount	10	(220)	(84)
Unrealized gain (loss) on investment securities available for sale, tax expense (benefit)	4	(80)	(31)
Unrealized gain (loss) on investment securities available for sale, net amount	6	(140)	(53)
Unrealized loss on cash flow hedges, pre-tax amount	0	0	(266)
Unrealized loss on cash flow hedges, tax expense (benefit)	0	0	(82)
Unrealized loss on cash flow hedges, net amount	0	0	(184)
Reclassification of interest from cash flow hedge into interest expense, pre-tax amount	0	0	316
Reclassification of interest from cash flow hedge into interest expense, tax expense (benefit)	0	0	116
Reclassification of interest from cash flow hedge into interest expense, net amount	0	0	200
Other Comprehensive Income (Loss), pre-tax amount	2,677	(6,619)	11,261
Other Comprehensive Income (Loss), tax expense (benefit)	1,529	3,009	154
Other comprehensive income	$ 1,148	$ (9,628)	$ 11,107

Shareholders' Equity Net Income Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Earnings Per Share [Abstract]
Net income	$ 118,149	$ 108,779	$ 96,759
Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,060	42,139	42,433
Dilutive effect of potential common shares	482	684	821
Weighted-average common shares outstanding for dilutive computation	42,542	42,823	43,254
Net Income Per Share — Basic	$ 2.81	$ 2.58	$ 2.28
Net Income Per Share — Diluted	$ 2.78	$ 2.54	$ 2.24

Shareholders' Equity Textuals (Details) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Shareholders' Equity (Textuals) [Abstract]
Common stock held as treasury shares restricted as (in shares)	596
Antidilutive Stock options and appreciation rights relating to the acquisition of shares of common stock not included in the computation of diluted earnings per share (in shares)	212	140	176

Share - Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Compensation costs charged to expense under award programs
Total compensation costs under award programs	$ 5,761	$ 6,366	$ 5,631
Stock Options and Stock Appreciation Rights [ Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	2,317	2,058	2,473
Performance Shares [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	1,074	1,983	1,705
Restricted stock and Restricted Stock units [Member]
Compensation costs charged to expense under award programs
Total compensation costs under award programs	$ 2,370	$ 2,325	$ 1,453

Share - Based Compensation Share Based Compensation 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Schedule Of Unrecognized Compensation Cost Nonvested Awards Table Text Block [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 7,601
Expected Period for Recognition	1 year 11 months
Stock Options and Stock Appreciation Rights [ Member]
Schedule Of Unrecognized Compensation Cost Nonvested Awards Table Text Block [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	2,193
Expected Period for Recognition	2 years 6 months
Performance Shares [Member]
Schedule Of Unrecognized Compensation Cost Nonvested Awards Table Text Block [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	2,648
Expected Period for Recognition	1 year 9 months
Restricted stock and Restricted Stock units [Member]
Schedule Of Unrecognized Compensation Cost Nonvested Awards Table Text Block [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 2,760
Expected Period for Recognition	1 year 5 months

Share - Based Compensation 2 (Details) (Stock Options and Stock Appreciation Rights [ Member], USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Stock Options and Stock Appreciation Rights [ Member]
Weighted-average assumptions used for SARs and stock option grants issued
Expected life, in years	5 years 6 months	5 years 7 months	5 years 1 month
Risk free interest rate	0.90%	1.10%	1.60%
Dividend yield	2.50%	2.50%	2.50%
Volatility	43.30%	44.20%	46.20%
Per share fair value of SAR's and stock options granted during the year	$ 13.11	$ 9.88	$ 9.78

Share - Based Compensation 3 (Details) (Stock Options and Stock Appreciation Rights [ Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Stock Options and Stock Appreciation Rights [ Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of year, Shares	1,228
Granted, Shares	218
Exercised, Shares	(349)
Forfeited, Shares	(17)
Outstanding, end of year, Shares	1,080
Exercisable at end of year, Shares	654
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of year, Weighted-Average Exercise Price	$ 24.68
Granted, Weighted-Average Exercise Price	$ 41.71
Exercised, Weighted-Average Exercise Price	$ 22.22
Forfeited, Weighted-Average Exercise Price	$ 31.56
Outstanding, end of year, Weighted-Average Exercise Price	$ 28.79
Exercisable at end of year, Weighted-Average Exercise Price	$ 25.47

Share - Based Compensation 4 (Details) (Performance shares [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Performance shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance, Shares	62
Granted, shares	29
Forfeitures	(1)
Vested, Shares	0
Ending Balance, Shares	90
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Beginning Balance, Weighted-Average Grant-Date Fair Value	$ 28.8
Granted, Weighted-Average Grant-Date Fair Value	$ 33.76
Forfeitures, Weighted Average Grant Date Fair Value	$ 25.07
Vested, Weighted-Average Grant- Date Fair Value	$ 0
Ending Balance, Weighted-Average Grant-Date Fair Value	$ 30.45

Share - Based Compensation Share Based Compensation - 5 (Details) (Restricted stock and Restricted Stock units [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Restricted stock and Restricted Stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Shares	251
Beginning Balance, Weighted-Average Grant-Date Fair Value	$ 28.5
Granted, shares	41
Granted, Weighted-Average Grant-Date Fair Value	$ 42.05
Forfeitures	(9)
Forfeitures, Weighted Average Grant Date Fair Value	$ 30.34
Vested, Shares	(105)
Vested, Weighted-Average Grant- Date Fair Value	$ 26.09
Ending Balance, Shares	178
Ending Balance, Weighted-Average Grant-Date Fair Value	$ 32.96

Share - Based Compensation Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 11 months
Aggregate number of shares of common stock awarded under the 2007 Plan	2,000
Shares available for future grants	1,648
Performance shares, goal reaching period, tied to Company’s EBITDA	1 year
Compensation expense	$ 5,761	$ 6,366	$ 5,631
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	3 years
Stock Options and Stock Appreciation Rights [ Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 6 months
Weighted-average remaining contractual terms for SARs/stock options outstanding	6 years 4 months
Weighted-average remaining contractual terms for SARs/stock options exercisable	5 years
Aggregate intrinsic values of SARs and stock options outstanding	21,104
Aggregate intrinsic values of SARs/stock options exercisable	14,958
Aggregate intrinsic value of the SARs/stock options exercised	7,135	13,747	18,526
Total fair value of shares vested	2,135	4,266	2,645
Compensation expense	2,317	2,058	2,473
Long-Term Performance Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			1,020
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 9 months
Shares available for future grants	70
Compensation expense	1,074	1,983	1,705
Share-based compensation arrangement by share-based payment award, award vesting period	3 years
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	1 year
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Restricted stock and Restricted Stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 5 months
Compensation expense	$ 2,370	$ 2,325	$ 1,453

Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Amounts recognized in the consolidated balance sheets:
Postemployment benefits	$ 30,919	$ 39,750
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	47,151	53,490
Service cost	78	289	460
Interest cost	1,260	2,047	2,232
Plan participants' contributions	0	0
Benefits paid	(6,183)	(4,144)
Amendments	(17)	150
Actuarial (gain) loss during year	(1,625)	4,179
Curtailment	0	(8,860)
Benefit obligation at end of year	40,664	47,151	53,490
Change in plan assets:
Fair value of plan assets at beginning of year	6,439	6,056
Actual gain (loss) on plan assets	424	(30)
Employer contributions	6,017	4,557
Fair value of plan assets at end of year	6,697	6,439	6,056
Funded status at end of year	(33,967)	(40,712)
Amounts recognized in the consolidated balance sheets:
Other current liabilities	6,666	6,018
Postemployment benefits	27,301	34,694
Net amount recognized	33,967	40,712
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	(7,732)	(10,112)
Prior service cost	(196)	(279)
Total amounts recognized in accumulated other comprehensive (loss) income	(7,928)	(10,391)
Retiree Health Care Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	5,148	4,667
Service cost	80	30	39
Interest cost	188	237	235
Plan participants' contributions	65	47
Benefits paid	(254)	(256)
Amendments	(1,788)	0
Actuarial (gain) loss during year	280	423
Curtailment	0	0
Benefit obligation at end of year	3,719	5,148	4,667
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual gain (loss) on plan assets	0	0
Employer contributions	189	209
Fair value of plan assets at end of year	0	0	0
Funded status at end of year	(3,719)	(5,148)
Amounts recognized in the consolidated balance sheets:
Other current liabilities	220	220
Postemployment benefits	3,499	4,928
Net amount recognized	3,719	5,148
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	65	398
Prior service cost	1,760	(135)
Total amounts recognized in accumulated other comprehensive (loss) income	$ 1,825	$ 263

Benefit Plans 1 (Details) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Pension Benefits [Member]
Information for pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets
Projected benefit obligations	$ 40,664	$ 47,151
Accumulated benefit obligations	40,664	47,151
Fair value of plan assets	$ 6,697	$ 6,439

Benefit Plans 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net periodic costs
Recognition of prior service cost upon plan curtailment	$ 0	$ (3,117)	$ 0
Pension Benefits [Member]
Net periodic costs
Service cost	78	289	460
Interest cost	1,260	2,047	2,232
Expected return on plan assets	(403)	(396)	(385)
Recognized net actuarial loss (gain)	735	644	1,449
Amortization of prior service cost	83	412	710
Recognition of prior service cost upon plan curtailment	0	3,117	0
Net periodic cost	1,753	6,113	4,466
Retiree Health Care Benefits [Member]
Net periodic costs
Service cost	80	30	39
Interest cost	188	237	235
Expected return on plan assets	0	0	0
Recognized net actuarial loss (gain)	(53)	(72)	(83)
Amortization of prior service cost	107	139	139
Recognition of prior service cost upon plan curtailment	0	0	0
Net periodic cost	$ 322	$ 334	$ 330

Benefit Plans 3 (Details)	Dec. 31, 2011	Jun. 30, 2013 Pension Benefits [Member]	Jun. 30, 2012 Pension Benefits [Member]	Jun. 30, 2013 Retiree Health Care Benefits [Member]	Jun. 30, 2012 Retiree Health Care Benefits [Member]
Assumptions used to determine benefit obligations at year-end:
Discount rate	3.50%	3.00%	2.80%	4.00%	4.00%
Assumptions used to determine net periodic benefit cost:
Discount rate		2.80%	3.50%	4.00%	5.50%
Expected return on plan assets		7.00%	7.50%
Rate of compensation increase			5.50%

Benefit Plans 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
One-Percentage Point Change in Assumed Health Care Cost Trend Rates
Effect on total service and interest cost components of periodic expense (Increase)	$ 59
Effect on total service and interest cost components of periodic expense (Decrease)	(47)
Effect on postretirement benefit obligation (Increase)	339
Effect on postretirement benefit obligation (Decrease)	$ (295)

Benefit Plans 5 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2012 Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2013 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2012 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2013 Debt Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2012 Debt Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2013 Other Asset [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2012 Other Asset [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2013 Debt Securities [Member]	Jun. 30, 2013 Equity Securities [Member]	Jun. 30, 2013 OtherSecurities [Member]
Defined Benefit Plan Asset Information
Equity securities Minimum										20.00%	40.00%	0.00%
Equity securities Maximum										50.00%	70.00%	20.00%
Target Allocation, Total	100.00%
Fair value of plan assets		$ 6,697	$ 6,439	$ 3,189	$ 3,735	$ 3,208	$ 2,382	$ 300	$ 322

Benefit Plans 6 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Pension Benefits [Member]
Estimated future benefit payments
2014	$ 7,000
2015	6,700
2016	5,600
2017	1,800
2018	2,300
2019 through 2023	12,500
Retiree Health Care Benefits [Member]
Estimated future benefit payments
2014	250
2015	230
2016	250
2017	330
2018	400
2019 through 2023	$ 1,470

Benefit Plans Textuals (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.50%
Actuarial Loss on Remeasurement of Postemployment Benefits, Net Of Tax	$ 302
Actuarial Loss on Remeasurement of Postemployment Benefits, Gross	492
Other Comprehensive Income, Actuarial Loss on Remeasurement Of Postemployment Benefits, Tax	190
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, Net of Tax		0	5,449	0
Reclassification of prior service cost into SD&A expense upon plan curtailment		0	3,117	0
DefinedBenefitPlanRecognizedNetGainLossDueToCurtailmentsTax		0	1,200	0
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, before Tax		0	8,860	0
Other Comprehensive Income (Loss), Finalization of Pension and Non-Pension Postretirement Plan Valuation, Tax		0	3,411	0
Benefit Plans (Textuals) [Abstract]
Percentage of defined contribution plan by plan participants		50.00%
Percentage of defined contribution plan		5.00%	5.00%	5.00%
Assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care benefits		7.30%	7.50%
Assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care 2018 rate		5.00%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		3.00%	2.80%
Reclassification of prior service cost into SD&A expense upon plan curtailment		0	(3,117)	0
Estimated net actuarial gain (loss)		615
Estimated prior service cost		78
Expected contribution to benefit plans in 2012		6,700
Retiree Health Care Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.00%	4.00%
Reclassification of prior service cost into SD&A expense upon plan curtailment		0	0	0
Estimated net actuarial gain (loss)		(38)
Estimated prior service cost		(271)
Expected contribution to benefit plans in 2012		250
KERP [Member]
Benefit Plans (Textuals) [Abstract]
Defined contribution plan cost		233	128
401(k) [Member]
Benefit Plans (Textuals) [Abstract]
Defined contribution plan cost		$ 11,231	$ 10,866	$ 11,251

Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Minimum Annual Rental Commitments Under Non Cancelable Operating Leases
2014	$ 26,700
2015	19,700
2016	13,400
2017	7,900
2018	4,100
Thereafter	9,200
Total minimum lease payments	81,000
Leases (Textuals) [Abstract]
Rental expenses of operating leases	$ 36,300	$ 31,200	$ 31,400

Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment financial information
Net Sales	$ 2,462,171	$ 2,375,445	$ 2,212,849
Operating income for reportable segments	176,399	168,395	150,763
Assets used in the business	1,058,706	962,183
Depreciation and amortization of property	12,501	11,236	11,234
Capital expenditures	12,214	26,021	20,431
Service Center Based Distribution Segment [Member]
Segment financial information
Net Sales	2,003,440	1,904,564	1,770,798
Operating income for reportable segments	138,484	135,240	115,798
Assets used in the business	859,547	731,915	700,486
Depreciation and amortization of property	10,692	9,403	9,152
Capital expenditures	10,415	24,339	19,392
Fluid Power Businesses [Member]
Segment financial information
Net Sales	458,731	470,881	442,051
Operating income for reportable segments	41,083	43,236	41,793
Assets used in the business	199,159	230,268	214,445
Depreciation and amortization of property	1,809	1,833	2,082
Capital expenditures	1,799	1,682	1,039
Reportable Segment [Member]
Segment financial information
Net Sales	2,462,171	2,375,445	2,212,849
Operating income for reportable segments	179,567	178,476	157,591
Assets used in the business	1,058,706	962,183	914,931
Depreciation and amortization of property	12,501	11,236	11,234
Capital expenditures	$ 12,214	$ 26,021	$ 20,431

Segment and Geographic Information 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	$ 176,399	$ 168,395	$ 150,763
Adjustments for:
Intangible amortization	13,233	11,465	11,382
Corporate and other income, net	(10,065)	(1,384)	(4,554)
Total operating income	176,399	168,395	150,763
Interest (income) expense, net	165	(9)	1,668
Other Expense (Income), net	(1,431)	1,578	(3,793)
Income Before Income Taxes	177,665	166,826	152,888
Reportable Segment [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	179,567	178,476	157,591
Adjustments for:
Total operating income	179,567	178,476	157,591
Service Center Based Distribution Segment [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	138,484	135,240	115,798
Adjustments for:
Intangible amortization	5,829	3,834	3,384
Total operating income	138,484	135,240	115,798
Fluid Power Businesses [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	41,083	43,236	41,793
Adjustments for:
Intangible amortization	7,404	7,631	7,998
Total operating income	$ 41,083	$ 43,236	$ 41,793

Segment and Geographic Information 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net sales by product category
Net Sales	$ 2,462,171	$ 2,375,445	$ 2,212,849
Industrial [Member]
Net sales by product category
Net Sales	1,776,172	1,680,926	1,559,859
Fluid Power [Member]
Net sales by product category
Net Sales	$ 685,999	$ 694,519	$ 652,990

Segment and Geographic Information 3 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	$ 2,462,171	$ 2,375,445	$ 2,212,849
Long-Lived Assets	281,359	251,023	235,546
United States [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	2,017,168	2,009,317	1,891,700
Long-Lived Assets	210,289	198,076	191,947
Canada [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	298,269	292,913	260,015
Long-Lived Assets	44,290	42,624	29,893
Other Countries [Member]
Revenues From External Customers and Long Lived Assets [Line Items]
Net Sales	146,734	73,215	61,134
Long-Lived Assets	$ 26,780	$ 10,323	$ 13,706

Segment and Geographic Information Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment and Geographic Information (Textuals) [Abstract]
Sales primarily from businesses segment	$ 20,217	$ 18,097	$ 17,665
Segment Reporting Information [Line Items]
Reclassification of prior service cost into SD&A expense upon plan curtailment	0	(3,117)	0
Pension Benefits [Member]
Segment Reporting Information [Line Items]
Reclassification of prior service cost into SD&A expense upon plan curtailment	$ 0	$ 3,117	$ 0

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies (Textuals) [Abstract]
Duration of bonds	20 years
Cuyahoga County and the Cleveland Cuyahoga County Port Authority [Member]
Guarantor Obligations [Line Items]
Repayment Guarantee of taxable development revenue bond	4,300

Other Expense (Income), Net (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Other (income) expense, net
Unrealized (gain) loss on assets held in rabbi trust for a non-qualified deferred compensation plan		$ (1,280)	$ 36	$ (2,016)
Benefit from payouts on corporate-owned life insurance policies	(1,722)	0	0	(1,722)
Foreign currency transaction (gains) losses		(143)	1,592	(541)
Loss on cross-currency swap		0	0	368
Other, net		(8)	(50)	118
Total other expense (income), net		(1,431)	1,578	(3,793)
Other (Income) Expense, Net (Textuals) [Abstract]
Benefits in life insurance policies acquired in 1998 acquisition		12,300
Net cash surrender value in life insurance policies acquired in 1998 acquisition		3,400
Benefit from payouts on corporate-owned life insurance policies		$ 0	$ 0	$ (1,722)

Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 8,332		$ 7,016		$ 6,379
Additions charged to costs and expenses	2,267		3,915		2,029
Additions (Deductions) charged to other accounts	(104)	[1]	122	[1]	111	[1]
Deductions from reserves	2,758	[2]	2,721	[2]	1,503	[2]
Balance at end of period	$ 7,737		$ 8,332		$ 7,016

[1]	Amounts represent reserves for the return of merchandise by customers.
[2]	Amounts represent uncollectible accounts charged off.